Exhibit 99.5 Schedule 3

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
840	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Purchase	NA			XX
841	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	xxx	2025-11-07 11:28	2025-11-20 18:28	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received Gap Report. - Due Diligence Vendor-11/XX/2025
Ready for Review-Document Uploaded.  - Seller-11/XX/2025
Counter-Received credit report-provide Credit Gap Report -UDM or Credit Refresh with no credit score.   - Due Diligence Vendor-11/XX/2025
Ready for Review-We’ve reviewed the G/L, and a gap credit report or soft pull will be needed to confirm that no new borrower debt obligations have been incurred.
There’s no need to refresh the FICO scores.  - Seller-11/XX/2025
Counter-Received credit report-provide credit refresh or UDM without FICOs - Due Diligence Vendor-11/XX/2025
Ready for Review-Document Uploaded.  - Seller-11/XX/2025
Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). credit pulled XX/XX/XXXX closing date XX/XX/XXXX. udm not provided - Due Diligence Vendor-11/XX/2025	Ready for Review-Document Uploaded. - Seller-11/XX/2025

 Ready for Review-We’ve reviewed the G/L, and a gap credit report or soft pull will be needed to confirm that no new borrower debt obligations have been incurred.
There’s no need to refresh the FICO scores.  - Seller-11/XX/2025

 Ready for Review-Document Uploaded.  - Seller-11/XX/2025

																									Resolved-Received Gap Report. - Due Diligence Vendor-11/XX/2025	Qualifying DTI below maximum allowed - qualifiy DTI 41.15% max 50% Qualifying FICO score is at least 20 points above minimum for program - minimum fico 700: current fico 733		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	XX
841	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	xxx	2025-11-06 15:02	2025-11-13 10:23	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-Received Final 1003. - Due Diligence Vendor-03/XX/2026

Ready for Review-Document Uploaded.  - Seller-11/XX/2025

																							Open-The Final 1003 is Missing final 1003 missing for correct borrower. - Due Diligence Vendor-11/XX/2025	Ready for Review-Document Uploaded. - Seller-11/XX/2025	Resolved-Received Final 1003. - Due Diligence Vendor-03/XX/2026	Qualifying DTI below maximum allowed - qualifiy DTI 41.15% max 50% Qualifying FICO score is at least 20 points above minimum for program - minimum fico 700: current fico 733		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	XX
841	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	xxx	2025-11-06 15:02	2025-11-13 10:23	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-----Received initial 1003, Finding Resolved. - Due Diligence Vendor-11/XX/2025

Ready for Review-Document Uploaded.  - Seller-11/XX/2025

Counter-Rec'd final 1003, please provide copy of initial 1003.  Finding remains. - Due Diligence Vendor-11/XX/2025

Ready for Review-Document Uploaded.  - Seller-11/XX/2025

																							Open-The Initial 1003 is Missing final 1003 missing for correct borrower. - Due Diligence Vendor-11/XX/2025	Ready for Review-Document Uploaded. - Seller-11/XX/2025 Ready for Review-Document Uploaded. - Seller-11/XX/2025	Resolved-----Received initial 1003, Finding Resolved. - Due Diligence Vendor-11/XX/2025	Qualifying DTI below maximum allowed - qualifiy DTI 41.15% max 50% Qualifying FICO score is at least 20 points above minimum for program - minimum fico 700: current fico 733		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	XX
841	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	xxx	2025-11-06 15:13	2025-11-13 10:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026

Ready for Review-Document Uploaded.  - Seller-11/XX/2025

																							Open-Borrower Citizenship Documentation Is Missing Borrower Citizenship Documentation not provided - Due Diligence Vendor-11/XX/2025	Ready for Review-Document Uploaded. - Seller-11/XX/2025	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026	Qualifying DTI below maximum allowed - qualifiy DTI 41.15% max 50% Qualifying FICO score is at least 20 points above minimum for program - minimum fico 700: current fico 733		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	XX
175	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Refinance	Cash Out - Other
178	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA
199	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	TX	Primary Residence	Purchase	NA
194	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-23 18:24	2026-01-27 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser and seller to be added to the loan participant list. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/XX/2026	Months Reserves exceed minimum required - Guidelines require 3 months of reserves. The borrower verified 7.71 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720. Borrower has 743. Required is 720 Borrower has 743		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7281305
194	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-23 16:00	2026-01-27 14:05	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW Attestation on warrantability of Condo. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide UW Attestation on warrantability of Condo. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received UW Attestation on warrantability of Condo. - Due Diligence Vendor-03/XX/2026	Months Reserves exceed minimum required - Guidelines require 3 months of reserves. The borrower verified 7.71 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720. Borrower has 743. Required is 720 Borrower has 743		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7278397
185	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-23 18:20	2026-02-03 18:07	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Upon further review, 5% LTV reduction is not required. Audited LTV of 70% is less than or equal to Guideline LTV of 70% - Due Diligence Vendor-02/XX/2026
Ready for Review-Please escalate this file for manager review, as the current condition does not align with the Order of Eligibility applicable to this loan.
Per the Order of Eligibility, when a specific Product Matrix or Product Terms are referenced, the Matrix supersedes the general DSCR guideline. If an item is not addressed within the Product Matrix, only then should guidance defer to FNMA. In this case, the controlling product terms are clearly defined and fully addressed.
The lender notes the loan is qualified under the Coffee XXXX – DSCR 30‑Year Fixed loan product. Under this product:

The Coffee XXXX product terms supersede the standard DSCR Guide, including Section 3.8.
The product explicitly allows up to 70% LTV with no LTV reduction, and no additional overlays or documentation requirements are imposed beyond what is stated in the product matrix.

As the governing product guidelines expressly address the eligibility and LTV requirements for this transaction, reliance on general DSCR Section 3.8 is not applicable in this scenario.
All required documentation per the XXXX Matrix has been provided and reviewed. The file is fully compliant under the controlling product guidelines, and therefore:

The condition being applied is outside the applicable eligibility hierarchy
No further documentation is required
The loan meets eligibility as submitted

Please proceed with manager review and immediate clearance of this condition. - Seller-01/XX/2026
Counter-Received Matrix.  If less than 0.8 DSCR, reduce LTV by 5% making LTV limited to 65%. Finding remains.  - Due Diligence Vendor-01/XX/2026
Ready for Review-Document Uploaded. Lender notes Loan is qualified using XXXX product,  which 1) supersedes DSCR section 3.8, 2) allows up to 70% LTV without any reduction to the LTV. Please see attached, No further documentation is required - Seller-01/XX/2026
Open-Audited LTV of 70% exceeds Guideline LTV of 65% Maximum LTV on a cashout refinance with a DSCR of .0741 is only 65%. Loan closed at 70%, which exceeds the maximum allowed per guided. - Due Diligence Vendor-01/XX/2026	Ready for Review-Please escalate this file for manager review, as the current condition does not align with the Order of Eligibility applicable to this loan.
Per the Order of Eligibility, when a specific Product Matrix or Product Terms are referenced, the Matrix supersedes the general DSCR guideline. If an item is not addressed within the Product Matrix, only then should guidance defer to FNMA. In this case, the controlling product terms are clearly defined and fully addressed.
The lender notes the loan is qualified under the Coffee XXXX – DSCR 30‑Year Fixed loan product. Under this product:

The Coffee XXXX product terms supersede the standard DSCR Guide, including Section 3.8.
The product explicitly allows up to 70% LTV with no LTV reduction, and no additional overlays or documentation requirements are imposed beyond what is stated in the product matrix.

As the governing product guidelines expressly address the eligibility and LTV requirements for this transaction, reliance on general DSCR Section 3.8 is not applicable in this scenario.
All required documentation per the Coffee XXXX – DSCR 30‑Year Fixed Product Matrix has been provided and reviewed. The file is fully compliant under the controlling product guidelines, and therefore:

The condition being applied is outside the applicable eligibility hierarchy
No further documentation is required
The loan meets eligibility as submitted

Please proceed with manager review and immediate clearance of this condition. - Seller-01/XX/2026

 Ready for Review-Document Uploaded. Lender notes Loan is qualified using Coffee XXXX - DSCR 30 Yr Fixed loan product,  which 1) supersedes DSCR section 3.8, 2) allows up to 70% LTV without any reduction to the LTV. Please see attached, No further documentation is required - Seller-01/XX/2026

																									Resolved-Upon further review, 5% LTV reduction is not required. Audited LTV of 70% is less than or equal to Guideline LTV of 70% - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733 Months Reserves exceed minimum required - Min reserves req'd 2 mths. Borrower has 105.86 mths in reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NH	Investment	Refinance	Cash Out - Other	N/A	N/A	7281128
226	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-26 10:14	2026-01-29 15:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, Fraud reports supports borrower is on Title. Rent free letter no required. - Due Diligence Vendor-01/XX/2026

Ready for Review-Document Uploaded. Pease see attached LOE and mortgage statements for the borrower's primary residence. Please refer to the attached DV which supports borrower is on title. Since the borrower is on title, Rent-Free letter is not required.  - Seller-01/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing a complete 12 month mortgage payment history for all mortgages and or a rent free letter for the borrower on the primary residence. Subject to additional conditions. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Pease see attached LOE and mortgage statements for the borrower's primary residence. Please refer to the attached DV which supports borrower is on title. Since the borrower is on title, Rent-Free letter is not required. - Seller-01/XX/2026	Resolved-Upon further review, Fraud reports supports borrower is on Title. Rent free letter no required. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.97 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	GA	Primary Residence	Purchase	NA	N/A	N/A	7294171
226	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-26 10:15	2026-01-29 15:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-Borrower Citizenship Documentation Is Missing Missing proof of the borrower's Permanent Resident Alien Card (Front & Back). - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.97 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	GA	Primary Residence	Purchase	NA	N/A	N/A	7294194
226	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-26 10:33	2026-01-29 14:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA verification. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-Missing the $158/mth for properties 3d & 3e. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received HOA verification. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.97 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	GA	Primary Residence	Purchase	NA	N/A	N/A	7294706
165	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
148	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 10:56	2026-02-04 16:40	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Upon further review, 12 month VOR was provided. Limitations do not apply - Due Diligence Vendor-02/XX/2026
Ready for Review-According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB) If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits - Seller-02/XX/2026
Counter-Received Matrix. For DSCR FTHB it says refer to guideline. Guideline  4.2.3 indicate Max LTV 70%.  Finding remains.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Correction please see attached for the correct Matrix for the subject loan. Pleas note that effective 12/XX/2025, XXXX uses application date for both guidelines and program matrices; as such, the subject loan qualifies per the previously noted guidelines.  - Seller-01/XX/2026
Counter-Received Matrix.  First Time Homebuyer 70% max and 6 months reserves required.  Finding remains.   - Due Diligence Vendor-01/XX/2026
Ready for Review-Document Uploaded. We respectfully disagree. According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB)If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits per the attached matrix.  - Seller-01/XX/2026
Open-Audited LTV of 80% exceeds Guideline LTV of 70% First Time Homebuyer max LTV is 70%
- Due Diligence Vendor-01/XX/2026	Ready for Review-According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB) If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits - Seller-02/XX/2026

 Ready for Review-Document Uploaded. Correction please see attached for the correct Matrix for the subject loan. Pleas note that effective 12/XX/2025, XXXX uses application date for both guidelines and program matrices; as such, the subject loan qualifies per the previously noted guidelines.  - Seller-01/XX/2026

 Ready for Review-Document Uploaded. We respectfully disagree. According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB)If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits per the attached matrix.  - Seller-01/XX/2026

																									Resolved-Upon further review, 12 month VOR was provided. Limitations do not apply - Due Diligence Vendor-02/XX/2026	Long term residence - Long term residence of 10 years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	7295144
148	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 10:56	2026-02-04 16:40	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, reserves are not required. Audited Reserves of 0.04 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-02/XX/2026
Ready for Review-According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB) If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits. - Seller-02/XX/2026
Counter-Received Matrix. DSCR FTHB matrix says refer to guideline. Matrix indicate 6 months for >75% LTV. - Due Diligence Vendor-02/XX/2026
Ready for Review-Correction please see attached for the correct Matrix for the subject loan. Pleas note that effective 12/XX/2025, XXXX uses application date for both guidelines and program matrices; as such, the subject loan qualifies per the previously noted guidelines. Matrix attached in related finding - Seller-01/XX/2026
Counter-Received Matrix.  First Time Homebuyer 70% max and 6 months reserves required.  Finding remains.   - Due Diligence Vendor-01/XX/2026
Ready for Review-We respectfully disagree. According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB)If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, reserves are not required. VOR and Matrix attached in related finding - Seller-01/XX/2026
Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Audited Reserves are less than Guideline Required Reserves (Number of Months) - Due Diligence Vendor-01/XX/2026	Ready for Review-According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB) If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, the LTV is within allowable limits. - Seller-02/XX/2026

 Ready for Review-Correction please see attached for the correct Matrix for the subject loan. Pleas note that effective 12/XX/2025, XXXX uses application date for both guidelines and program matrices; as such, the subject loan qualifies per the previously noted guidelines. Matrix attached in related finding - Seller-01/XX/2026

 Ready for Review-We respectfully disagree. According to XXXX guidelines, section 4.2.3 First Time Home Buyer (FTHB)If a FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: Maximum LTV 70%, Minimum 1.0:1.0 DSCR, Must provide a rent-free letter. The loan file included a VOR for the borrower evidencing twelve consecutive months rental history. As such, reserves are not required. VOR and Matrix attached in related finding - Seller-01/XX/2026

																									Resolved-Upon further review, reserves are not required. Audited Reserves of 0.04 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-02/XX/2026	Long term residence - Long term residence of 10 years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 85 Borrower has 80			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	7295145
148	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 10:29	2026-02-04 16:40	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received PCCD confirming sufficient funds for closing. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached PCCD. - Seller-01/XX/2026 Open-Total Qualified Assets Post-Close amount is '$-67.41'. Assets are Insufficient. Provide source of sufficient assets - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached PCCD. - Seller-01/XX/2026	Resolved-Received PCCD confirming sufficient funds for closing. - Due Diligence Vendor-01/XX/2026	Long term residence - Long term residence of 10 years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	7294557
148	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 18:10	2026-01-29 15:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received commercial application. Initial in file. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-Missing final 1003 - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received commercial application. Initial in file. - Due Diligence Vendor-01/XX/2026	Long term residence - Long term residence of 10 years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	7304425
148	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 10:01	2026-01-29 15:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received complete HOI declaration. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Provide Hazard Insurance Policy number. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received complete HOI declaration. - Due Diligence Vendor-01/XX/2026	Long term residence - Long term residence of 10 years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA	N/A	N/A	7293904
222	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA
190	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
183	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 17:54	2026-03-04 12:39	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Client provided XXXX statement and card #, card # matches CR however no payment amount shown. Credit Rept has last reported date of 10/25 statement provided is Jan 2026. I used 5% for payment amount, now reserves are met - Due Diligence Vendor-03/XX/2026
Ready for Review-The XXXX statement provided corresponds to the same XXXX account reporting on the credit report.
American Express card numbers contain 15 digits. The statement displays the 15-digit card number (XXXX). The credit report reflects the same card number sequence with slight formatting variation.
The digits match, and there is only one XXXX tradeline reporting. The balance of $4,374 and the documented $40 minimum payment correspond to this same account.
There is no second XXXX account. The statement provided supports the tradeline reporting on the credit report.
Please re-review and clear this finding.
 - Seller-03/XX/2026
Ready for Review-Document Uploaded.  - Seller-03/XX/2026
Counter-Statement provided is for XXXX account XXXX in which $40.00 monthly payment and a balance of $124.70 was included in the DTI.   XXXX account 8393 with a balance $4,374 is reporting on the credit report.  Review was unable to locate a monthly payment for this account. Finding remains. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Although the credit report does not reflect a required monthly payment for the XXXX open 30-day charge account, the borrower provided the December 2025 XXXX statement, which documents a required minimum monthly payment of $40.

In accordance with Non-QM underwriting guidelines, when a current account statement reflects a required minimum payment, the underwriter may use the documented payment amount rather than defaulting to a percentage-of-balance calculation.

Accordingly:

XXXX Balance: $4,374

Documented Minimum Payment (per 12/2025 statement): $40

Payment Used for Qualification: $40

The $40 monthly obligation was included in the borrower’s liabilities on the final 1003 and fully considered in the DTI calculation.

Because:

The account is not required to be paid off at closing, and

A documented required minimum payment was used for qualification,

there is no requirement to verify assets sufficient to pay off the full $4,374 balance, and the asset calculation should not reflect a shortfall.

Please update the finding accordingly. Supporting documentation (12/2025 XXXX statement) is included in the file. Please clear this finding.  - Seller-02/XX/2026
Counter-No document received.  Verified assets $98,259.91- $XXXX cash to close leave $XXXX  Balance Monthly=$XXXX resulting in -$1,868.97 short funds.  Per Guideline 8.9- Open 30-day charge accounts-or open 30-day charge accounts that do not reflect a monthly payment on the credit report, or 30- day accounts that reflect a monthly payment that is identical to the account balance, borrower funds must be verified to cover the account balance. - Due Diligence Vendor-02/XX/2026
Ready for Review-Please note the reserve calculation must consider total funds required, not cash to close alone. As detailed below:
• Total verified liquid assets: $78,723.91 (XXXX statements + 1003)
• Documented gift funds (not deposited, eligible for FTC): $19,536.00
• Total available assets: $98,259.91
Per Closing Disclosure:
• Cash to Close: $XXXX
• Required Reserves (6 months): $39,971.40
• Total funds required (FTC + reserves): $95,754.88
Borrower’s total available assets of $98,259.91 exceed the total funds required of $95,754.88, resulting in an asset surplus of $2,505.03, as reflected in the Funds to Close Calculator.
In addition, the Escrow Receipt of Deposit included in the signed closing package has already been applied toward funds to close and must be considered in the reserve calculation.
The XXXX account balances (ending 8980) fully reconcile to the asset documentation, Funds to Close Calculator, and Closing Disclosure.
The loan meets the Non-QM funds to close and 6-month reserve requirements. Please clear this finding.
 - Seller-02/XX/2026
Counter-Reviewed assets appear to be the same as the lender.  $98,259.91 total combined assets, $XXXX cash to close leave $XXXX available for reserves.  $39,971.40 is required.  5.72 months reserves < 6 months minimum required. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. The borrower's verified liquid assets total $78,723.91 as reflected on the updated XXXX account statements and the 1003. In addition, gift funds of $19,536.00 (not deposited)  are documented and permitted to be used towards funds to close, resulting in total available assets of $98,259.91, as shown in the Funds to Close Calculator. Per the Closing Disclosure: Cash to Close: XXXX . Required reserves (6 months) $39,971.40 and total funds required $95,754.88.
The borrower's total available assets of $98,259.91 exceed the total funds required of $95,754.88 resulting in an asset surplus of $2,505.03.  The balances provided including XXXX account ending XXXX, fully reconcile to the asset documentation, the funds to close calculator and the closing disclosure. the loan therefore meets the Non-QM funds to close and reserve requirements. Please clear this finding.  - Seller-02/XX/2026
Counter-Received and updated XXXX.  Funds insufficient -$1,868.97 to cover funds to close and reserves.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached XXXX Dec statement.  - Seller-01/XX/2026
Counter-Received asset break out.  Review is missing XXX reflecting $28,260.41.  Review reflects balance of $13,582.92 - Due Diligence Vendor-01/XX/2026
Ready for Review-Document Uploaded. Please see attached funds to close calculator and 1003 snippet of Bank Accounts showing total verified assets of $78,723.91 and the corresponding bank statements were provided to you. Please clear this finding.  - Seller-01/XX/2026
Open-Audited Reserves of 3.53 month(s) are less than Guideline Required Reserves of 6 month(s) Provide sufficient assets to meet reserves requirement of 6m PITIA. - Due Diligence Vendor-01/XX/2026	Ready for Review-The XXXX statement provided corresponds to the same XXXX account reporting on the credit report.
XXXX card numbers contain 15 digits. The statement displays the 15-digit card number (XXXX). The credit report reflects the same card number sequence with slight formatting variation.
The digits match, and there is only one XXXX tradeline reporting. The balance of $4,374 and the documented $40 minimum payment correspond to this same account.
There is no second XXXX account. The statement provided supports the tradeline reporting on the credit report.
Please re-review and clear this finding.
 - Seller-03/XX/2026
 Ready for Review-Document Uploaded.  - Seller-03/XX/2026
 Ready for Review-Document Uploaded. Although the credit report does not reflect a required monthly payment for the XXXX open 30-day charge account, the borrower provided the December 2025 XXXX statement, which documents a required minimum monthly payment of $40.

In accordance with Non-QM underwriting guidelines, when a current account statement reflects a required minimum payment, the underwriter may use the documented payment amount rather than defaulting to a percentage-of-balance calculation.

Accordingly:

XXXX Balance: $4,374

Documented Minimum Payment (per 12/2025 statement): $40

Payment Used for Qualification: $40

The $40 monthly obligation was included in the borrower’s liabilities on the final 1003 and fully considered in the DTI calculation.

Because:

The account is not required to be paid off at closing, and

A documented required minimum payment was used for qualification,

there is no requirement to verify assets sufficient to pay off the full $4,374 balance, and the asset calculation should not reflect a shortfall.

Please update the finding accordingly. Supporting documentation (12/2025 XXXX statement) is included in the file. Please clear this finding.  - Seller-02/XX/2026
 Ready for Review-Please note the reserve calculation must consider total funds required, not cash to close alone. As detailed below:
• Total verified liquid assets: $78,723.91 (XXXX statements + 1003)
• Documented gift funds (not deposited, eligible for FTC): $19,536.00
• Total available assets: $98,259.91
Per Closing Disclosure:
• Cash to Close: $XXXX
• Required Reserves (6 months): $39,971.40
• Total funds required (FTC + reserves): $95,754.88
Borrower’s total available assets of $98,259.91 exceed the total funds required of $95,754.88, resulting in an asset surplus of $2,505.03, as reflected in the Funds to Close Calculator.
In addition, the Escrow Receipt of Deposit included in the signed closing package has already been applied toward funds to close and must be considered in the reserve calculation.
The Chase account balances (ending 8980) fully reconcile to the asset documentation, Funds to Close Calculator, and Closing Disclosure.
The loan meets the Non-QM funds to close and 6-month reserve requirements. Please clear this finding.
 - Seller-02/XX/2026
 Ready for Review-Document Uploaded. The borrower's verified liquid assets total $78,723.91 as reflected on the updated XXXX account statements and the 1003. In addition, gift funds of $19,536.00 (not deposited)  are documented and permitted to be used towards funds to close, resulting in total available assets of $98,259.91, as shown in the Funds to Close Calculator. Per the Closing Disclosure: Cash to Close: $XXXX . Required reserves (6 months) $39,971.40 and total funds required $95,754.88.
The borrower's total available assets of $98,259.91 exceed the total funds required of $95,754.88 resulting in an asset surplus of $2,505.03.  The balances provided including XXXX account ending XXXX, fully reconcile to the asset documentation, the funds to close calculator and the closing disclosure. the loan therefore meets the Non-QM funds to close and reserve requirements. Please clear this finding.  - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached chase XXXX Dec statement.  - Seller-01/XX/2026
 Ready for Review-Document Uploaded. Please see attached funds to close calculator and 1003 snippet of Bank Accounts showing total verified assets of $78,723.91 and the corresponding bank statements were provided to you. Please clear this finding.  - Seller-01/XX/2026
																									Resolved-Client provided XXXX statement and card #, card # matches CR however no payment amount shown. Credit Rept has last reported date of 10/25 statement provided is Jan 2026. I used 5% for payment amount, now reserves are met - Due Diligence Vendor-03/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7304352
183	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-27 11:08	2026-02-02 15:28	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Received gift receipt. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached escrow receipt of gift funds and gift letter for $19,536.00. - Seller-01/XX/2026 Open-Asset 5 Does Not Meet Guideline Requirements Provide escrow wire/receipt verifying $19,536 Gift Funds received from Donor. Additional conditions may apply, pending review. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached escrow receipt of gift funds and gift letter for $19,536.00. - Seller-01/XX/2026	Resolved-Received gift receipt. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7312898
183	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-26 16:29	2026-01-29 15:44	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received PUD Rider - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached DOT with legal description and PUD Rider. - Seller-01/XX/2026 Open-PUD Rider is Missing Provide missing Rider to Mortgage Deed. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached DOT with legal description and PUD Rider. - Seller-01/XX/2026	Resolved-Received PUD Rider - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7303282
183	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-21 14:46	2026-01-29 15:43	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached DOT with legal description and PUD Rider. - Seller-01/XX/2026 Open-The Deed of Trust is Missing Deed of Trust is missing from the loan document. Additional conditions may apply, pending review. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached DOT with legal description and PUD Rider. - Seller-01/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7222692
171	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	xxx	2026-01-26 19:26	2026-02-09 17:03	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received AVM. Value supported within tolerance. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. AVM estimate is $XXXX as of XX/XX/XXXX  with a high value of $XXXX while the appraised value is $XXXX.  AVM shows a 97% high confidence.  No issues found.    - Seller-02/XX/2026
Counter-Loan is a DSCR.  8.1.3 of the DSCR guidelines state  both required to be 2.5 or less. Finding Remains. - Due Diligence Vendor-02/XX/2026
Ready for Review-We respectfully request supervisory review of the appraisal review finding due to continued misapplication of the CU/LCA score requirements.

Per Section 10.1.5 – Appraisal Review Product (1–4 Residential Property), when both CU and LCA scores are provided, only one score is required to be 2.5 or less. Additional appraisal products are required only when the score relied upon for underwriting exceeds 2.5 or is indeterminate.

In this loan file, the CU score of 2.2 meets the guideline requirement and is the score relied upon for underwriting. The LCA score of 3.0 is supplemental and does not trigger the requirement for an AVM, desk review, field review, or second appraisal.

The current finding incorrectly applies a requirement that both scores must be 2.5 or less, which is not supported by Section 10.1.5. We respectfully request supervisory review to clear this finding. - Seller-01/XX/2026
Counter-Received CU with score of 2.2.  File included LCA with score of 3.  Guideline indicate if both scores (CU & LCA) provided, both required to be 2.5 or less.  If the score exceeds 2.5 or indeterminate/no score, the file must include either an AVM, enhanced desk review, field review, or second appraisal (in this order). Missing the AVM, Desk Review or 2nd Appraisal. - Due Diligence Vendor-01/XX/2026
Ready for Review-Document Uploaded. Please see attached FNMA SSR score is 2.2. Please clear this finding.  - Seller-01/XX/2026
Open-Appraisal is Missing Missing the AVM, Desk Review or 2nd Appraisal, which is required when one of the CU or LPA scores are above 2.5. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. AVM estimate is $XXXX as of XX/XX/XXXX with a high value of $XXXX while the appraised value is $XXXX. AVM shows a 97% high confidence. No issues found. - Seller-02/XX/2026
 Ready for Review-We respectfully request supervisory review of the appraisal review finding due to continued misapplication of the CU/LCA score requirements.

Per Section 10.1.5 – Appraisal Review Product (1–4 Residential Property), when both CU and LCA scores are provided, only one score is required to be 2.5 or less. Additional appraisal products are required only when the score relied upon for underwriting exceeds 2.5 or is indeterminate.

In this loan file, the CU score of 2.2 meets the guideline requirement and is the score relied upon for underwriting. The LCA score of 3.0 is supplemental and does not trigger the requirement for an AVM, desk review, field review, or second appraisal.

The current finding incorrectly applies a requirement that both scores must be 2.5 or less, which is not supported by Section 10.1.5. We respectfully request supervisory review to clear this finding. - Seller-01/XX/2026
 Ready for Review-Document Uploaded. Please see attached FNMA SSR score is 2.2. Please clear this finding.  - Seller-01/XX/2026
																									Resolved-Received AVM. Value supported within tolerance. - Due Diligence Vendor-02/XX/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.75 Borrower has 1.026 Required is 0.75 Borrower has 1.026 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	7305162
171	XXXX		XXXX	D	A	C	A	A	A	D	A	Closed	xxx	2026-01-26 19:59	2026-01-29 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller's Final Settlement Statement. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached ALTA Signed Seller's Settlement Statement. - Seller-01/XX/2026 Open-The Final SELLER CD/HUD is missing. Missing the Seller's Final CD including all debts paid off. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached ALTA Signed Seller's Settlement Statement. - Seller-01/XX/2026	Resolved-Received Seller's Final Settlement Statement. - Due Diligence Vendor-03/XX/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.75 Borrower has 1.026 Required is 0.75 Borrower has 1.026 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	7305397
182	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
238	XXXX	XXXX	D	A	D	A	A	A	D	A	Closed	xxx	2026-01-26 20:30	2026-02-19 15:45	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Received Gift Funds. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached $232,000 gift amount  - Seller-02/XX/2026
Counter-No new document provided.  Provide an updated Gift Letter in the amount of $232,000 to meet guideline 9.6 for Documentation of Gift.  - Due Diligence Vendor-02/XX/2026
Ready for Review-we agree the Gift Exceeded the $220K amount on the Gift Letter, however, not material since the borrower did verify they had sufficient assets without the additional $12K.  Borrower had an excess of $70K+ so the additional $12k did not impact the UW decision. Please expedite this to be cleared as soon as possible
  - Seller-01/XX/2026
																							Open-Asset Record 3 Does Not Meet G/L Requirements Provide an updated Gift Letter in the amount of $232,000. The Wire indicates $232,000 on 1/XX/2026 - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached $232,000 gift amount - Seller-02/XX/2026 Ready for Review-we agree the Gift Exceeded the $220K amount on the Gift Letter, however, not material since the borrower did verify they had sufficient assets without the additional $12K. Borrower had an excess of $70K+ so the additional $12k did not impact the UW decision. Please expedite this to be cleared as soon as possible - Seller-01/XX/2026	Resolved-Received Gift Funds. - Due Diligence Vendor-02/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 33.25 Required is 50.49 Borrower has 33.25 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 764. Required is 660 Borrower has 764		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7305571
238	XXXX		XXXX	D	A	D	A	A	A	D	A	Closed	xxx	2026-01-26 18:51	2026-01-29 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Received Escrow instructions. For Sale by Owner - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached Escrow instructions in lieu of a Purchase Contract, The Subject is Not listed for sale on MLS, Property being sold by owner directly - Seller-01/XX/2026 Open-Loan Purpose is Purchase but Purchase Contract is Missing. Provide Missing Purchase Contract. Additional condition may apply - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Escrow instructions in lieu of a Purchase Contract, The Subject is Not listed for sale on MLS, Property being sold by owner directly - Seller-01/XX/2026	Resolved-Received Escrow instructions. For Sale by Owner - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 33.25 Required is 50.49 Borrower has 33.25 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 764. Required is 660 Borrower has 764		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7305008
238	XXXX		XXXX	D	A	D	A	A	A	D	A	Closed	xxx	2026-01-26 20:23	2026-01-29 15:53	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-01/XX/2026 Open-Appraisal is Missing Provide Missing Appraisal to support the value of $XXXX. Additional condition may apply - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-01/XX/2026	Resolved-Received Appraisal - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 33.25 Required is 50.49 Borrower has 33.25 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 764. Required is 660 Borrower has 764		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7305546
238	XXXX		XXXX	D	A	D	A	A	A	D	A	Closed	xxx	2026-01-22 10:50	2026-01-29 15:46	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-01/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-01/XX/2026	Resolved-Received DOT w/Legal. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 33.25 Required is 50.49 Borrower has 33.25 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 764. Required is 660 Borrower has 764		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7242074
197	XXXX		XXXX	C	B	C	A	B	B	A	A	Closed	xxx	2026-01-27 08:05	2026-01-29 15:50	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-01/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Provide missing Legal Description/Exhibit A for Mortgage Deed of Trust. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/XX/2026	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 13.58 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 727		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NV	Primary Residence	Purchase	NA	N/A	N/A	7308978
197	XXXX		XXXX	C	B	C	A	B	B	A	A	Closed	xxx	2026-01-22 10:46	2026-01-22 11:47	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/XX/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/XX/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 13.58 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 727			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NV	Primary Residence	Purchase	NA	Originator Post-Close	No	7241980
163	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	KY	Investment	Refinance	Cash Out - Other
221	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA
193	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Refinance	No Cash Out - Borrower Initiated
225	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	GA	Primary Residence	Purchase	NA
227	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA
230	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	PA	Investment	Purchase	NA
220	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA
169	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-29 16:38	2026-02-18 17:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received confirmation both application were withdrawn. - Due Diligence Vendor-02/XX/2026
Counter-Received LE.  Both Estimates are refinances that reflect liens being paid off after subject.  Provide VOM for both properties. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Property 36: XXXX
Property 37: XXXX

Both properties received conditional approval on 12/08 with XXXX Mortgage and have not yet closed. As a result, there is no existing mortgage or servicing in place, and a Verification of Mortgage is not available at this time.

For qualifying purposes, the proposed monthly PITIA reflected on the Loan Estimates for each property was used. Please clear this finding.  - Seller-01/XX/2026
																							Open-Provide verification of mortgage on Property 36 (XXXX) and Property 37 (XXXX). - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Property 36: XXX Property 37:XXXX Both properties received conditional approval on 12/08 with XXXX Mortgage and have not yet closed. As a result, there is no existing mortgage or servicing in place, and a Verification of Mortgage is not available at this time. For qualifying purposes, the proposed monthly PITIA reflected on the Loan Estimates for each property was used. Please clear this finding. - Seller-01/XX/2026	Resolved-Received confirmation both application were withdrawn. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 111.05m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.06 Required is 50 Borrower has 42.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7359830
169	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 05:44	2026-02-18 17:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received confirmation of withdrawn application for the refinances. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. The Loan Estimates (LEs) for the pending properties indicate the applications were withdrawn. However, underwriting continued to rely on the LE documentation in the analysis. Both properties are construction loans. The property at XXXX reflects a monthly mortgage payment of $4,000, while the property at XXXX does not reflect any mortgage payment obligation. Please clear this finding.  - Seller-02/XX/2026
Counter-Received LEs for pending properties. For properties closing after subject, provide existing mortgages.  The higher of the two will be used.  Once documents are received, income will need to be updated. Additional findings may apply.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached documents you requested. The property located at XXXX is owned by the corporation XXXX., not by the borrower individually. Therefore, it is not listed on the borrower’s 1003.

The other properties reflected on the 1003 that are also titled under XXXX. appear as REO because they were being refinanced by the borrower, which is why they are disclosed on the application. Please clear this finding.  As for XXXX, this property is vested on XXXX that is why it was not included on the 1003 as evidenced by the attached title report.  Please clear this findings.   - Seller-01/XX/2026
Open-1. Property 31 (XXXX): Provide missing docs to verify property taxes, & HOA. 2. Property 6 (XXXX) Provide docs to verify taxes. 3. Property 38 XXXX: Provide docs to verify loan terms & escrows. 4. Property (XXXX): Property was not listed on 1003, add to 1003 and execute corrected 1003. . Property 34 (XXXX): Provide docs to verify taxes and HOI. 6. Property 35 (XXXX): Provide docs to verify taxes. 7. Property 33 (XXXXX): Provide docs to verify taxes and HOI. 8. Property 32 (XXXX): Provide docs to verify taxes. 9. Property 36 (XXXX): Provide docs to verify loan terms & escrows. 10. Property 37 (XXXX): Provide docs to verify loan terms & escrows. 11. Property (XXXX): Property not listed on 1003, yet tax bill provided. Clarify if still owned and either add to 1003 or provide docs to verify no longer owned. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. The Loan Estimates (LEs) for the pending properties indicate the applications were withdrawn. However, underwriting continued to rely on the LE documentation in the analysis. Both properties are construction loans. The property at XXXX reflects a monthly mortgage payment of $4,000, while the property at XXXX does not reflect any mortgage payment obligation. Please clear this finding. - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached documents you requested. The property located at XXXX is owned by the corporation XXXX, not by the borrower individually. Therefore, it is not listed on the borrower’s 1003.

The other properties reflected on the 1003 that are also titled underXXXX. appear as REO because they were being refinanced by the borrower, which is why they are disclosed on the application. Please clear this finding.  As forXXXX, this property is vested on XXXX that is why it was not included on the 1003 as evidenced by the attached title report.  Please clear this findings.   - Seller-01/XX/2026
																									Resolved-Received confirmation of withdrawn application for the refinances. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 111.05m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.06 Required is 50 Borrower has 42.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7366547
169	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 07:39	2026-02-04 08:24	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please attached Exclusionary List - Settlement Agent shows 0 matches. Please clear this finding - Seller-01/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Settlement agent to be added to the loan participant list. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please attached Exclusionary List - Settlement Agent shows 0 matches. Please clear this finding - Seller-01/XX/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 111.05m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.06 Required is 50 Borrower has 42.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7369673
224	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-29 11:23	2026-02-02 15:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Received confirmation 1.25% considered for tax rate. - Due Diligence Vendor-02/XX/2026

Ready for Review-Your finding indicates missing evidence of property tax and missing lender calculation for qualifying taxes. This finding is not applicable.
For properties located in California, property taxes are assessed pursuant to Proposition 13 and are based on the purchase price, as no current tax bill exists for newly acquired or recently transferred properties at the time of underwriting.
Per standard underwriting praxxxe, qualifying property taxes were calculated using 1.25% of the purchase price, which reflects the base tax rate inclusive of the 1.00% general levy plus applicable assessments.
Lender calculation for qualifying property taxes is as follows:
• Purchase Price: $________
• Tax Rate: 1.25%
• Annual Property Taxes: $________
• Monthly Property Taxes (qualifying): $________
This methodology is consistent with California tax assessment praxxxes and lender guidelines when a current tax bill is unavailable. Accordingly, the qualifying tax calculation is supported and documented in the loan file.
Please clear this finding.
 - Seller-01/XX/2026

Open-Missing Evidence of Property Tax Missing lender calculation for qualifying taxes. - Due Diligence Vendor-01/XX/2026	Ready for Review-Your finding indicates missing evidence of property tax and missing lender calculation for qualifying taxes. This finding is not applicable.
For properties located in California, property taxes are assessed pursuant to Proposition 13 and are based on the purchase price, as no current tax bill exists for newly acquired or recently transferred properties at the time of underwriting.
Per standard underwriting praxxxe, qualifying property taxes were calculated using 1.25% of the purchase price, which reflects the base tax rate inclusive of the 1.00% general levy plus applicable assessments.
Lender calculation for qualifying property taxes is as follows:
• Purchase Price: $________
• Tax Rate: 1.25%
• Annual Property Taxes: $________
• Monthly Property Taxes (qualifying): $________
This methodology is consistent with California tax assessment praxxxes and lender guidelines when a current tax bill is unavailable. Accordingly, the qualifying tax calculation is supported and documented in the loan file.
Please clear this finding.
 - Seller-01/XX/2026

																									Resolved-Received confirmation 1.25% considered for tax rate. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 798 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.29			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7353154
224	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-23 12:18	2026-02-02 08:36	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. THIS FEE WAS DISCLOSED ON THE LE, CD #1 AND THE FINAL CD. LE ATTACHED  - Seller-01/XX/2026

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determixxx according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $95.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $95.00 (Electronic Document (Custom Fee)) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $95.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: 01/XX/2027.
																							- Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. THIS FEE WAS DISCLOSED ON THE LE, CD #1 AND THE FINAL CD. LE ATTACHED - Seller-01/XX/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 798 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7273477
188	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 09:38	2026-02-03 16:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received Final CD. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Final CD dated 1-20-26 showing $101.08 per month for Haz Ins. Please clear this finding. - Seller-01/XX/2026 Open-Provide HOI for REO 3b: xxx. Mortgage statement indicates no escrows. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Final CD dated XX/XX/XXXX showing $101.08 per month for Haz Ins. Please clear this finding. - Seller-01/XX/2026	Resolved-Received Final CD. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 759 Required is 660 Borrower has 759 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 15.95 Required is 50 Borrower has 15.95		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Purchase	NA	N/A	N/A	7372846
188	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-29 16:20	2026-02-03 16:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received Good Standing. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Indiana SOS Business Search run 1-30-2 for xxx shows business status is active. Please clear this finding. - Seller-01/XX/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide current existence of the business within 60 days of the note date. All documentation in file is dated 07/2015. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Indiana SOS Business Search run 1-30-2 for XXXX shows business status is active. Please clear this finding. - Seller-01/XX/2026	Resolved-Received Good Standing. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 759 Required is 660 Borrower has 759 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 15.95 Required is 50 Borrower has 15.95		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Purchase	NA	N/A	N/A	7359564
188	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 09:11	2026-02-03 16:31	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached LPA list showing Appraiser, Seller, Seller 3 because there is no Seller 2 on Data Verify but this file has 2 sellers, and Settlement Agent showing 0 matches. Please clear this finding. - Seller-01/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser, seller, and settlement agent to be added to the loan participant list. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached LPA list showing Appraiser, Seller, Seller 3 because there is no Seller 2 on Data Verify but this file has 2 sellers, and Settlement Agent showing 0 matches. Please clear this finding. - Seller-01/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 759 Required is 660 Borrower has 759 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 15.95 Required is 50 Borrower has 15.95		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Purchase	NA	N/A	N/A	7371785
188	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-29 16:43	2026-02-03 16:29	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Received Final CD - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached documentation - Final CD dated 1-20-26 for xxx showing cash out to our Borrower - xxx for $ xxx This cash-out refi transaction was being processed through XXXX Mortgage Loan number xxx concurrently with the purchase of an investment property -xxx xx, xx. also through XXXX Mortgage. Please clear this finding. - Seller-01/XX/2026 Open-Asset Record 3 Does Not Meet G/L Requirements Missing proof of proceeds from secured loan. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached documentation - Final CD dated XX/XX/XXXX for XXXX showing cash out to our Borrower - XXXX for $ XXXX This cash-out refi transaction was being processed through XXXX Mortgage Loan number XXXX concurrently with the purchase of an investment property -XXXX also through XXXX Mortgage. Please clear this finding. - Seller-01/XX/2026	Resolved-Received Final CD - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 759 Required is 660 Borrower has 759 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 15.95 Required is 50 Borrower has 15.95		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Purchase	NA	N/A	N/A	7359885
196	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
164	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-29 15:56	2026-02-07 16:06	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-02/XX/2026

Ready for Review-Please escalate this for manager review, the Email is from title, No further documentation is required. - Seller-02/XX/2026

Counter-Received email "Items will not show".  Title to confirm liens satisfied.  - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Disagree, Please see title email correspondence which states Items 8-12 will not show on final title policy when issued. Attached for your review  - Seller-02/XX/2026

																							Open-Property Title Issue THERE ARE 4 MORTGAGE/DEEDS ON THE TITLE ONLY ONE WAS PAID OFF ON SELLER CLOSING STATEMENT? - Due Diligence Vendor-01/XX/2026	Ready for Review-Please escalate this for manager review, the Email is from title, No further documentation is required. - Seller-02/XX/2026 Ready for Review-Document Uploaded. Disagree, Please see title email correspondence which states Items 8-12 will not show on final title policy when issued. Attached for your review - Seller-02/XX/2026	Resolved-Property Title Issue Resolved - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 791 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7359155
164	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 09:05	2026-02-06 16:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOI and confirmed no HOA. - Due Diligence Vendor-02/XX/2026
Ready for Review-Counter requesting xxx HOI, is not valid, this was uploaded previously (see 2nd attachment), Please clear.  Also, Lender notes property profiles show Land Use reflects as NOT in a PUD nor Condo type. All the properties that are not identified as PUD or Condo types do not require HOA explaxxxs or any other documentation.   - Seller-02/XX/2026
Counter-Received Mortgage statements, Taxes, and Ins for REOs.  Missing HOI for xxx and confirmation if HOA exist.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached, Lender notes the property profiles provided are used to verify taxes due and TYPE of Property, None are showing any association type. All PITI have been verified, as follows:
CONVRT to NOO 1xx***xxx mtg $760K / $6,439, HOI $323.76 - TAX $1,230.88
NOO xxxx*** xxx Mtg $694k / $5,867 , HOI $241.77  - TAX $1,778.84
NOO xxx  *** No Mtg, HOI $86.02 - TAX $1,275.92
NOO xxx  *** No Mtg, HOI $135.42 - TAX $1,032.32
 - Seller-02/XX/2026
Open-Missing verification of taxes, insurance, and/or HOA fees for non-subject property for all four properties listed on REO section of application. - Due Diligence Vendor-01/XX/2026	Ready for Review-Counter requesting XXXX. HOI, is not valid, this was uploaded previously (see 2nd attachment), Please clear. Also, Lender notes property profiles show Land Use reflects as NOT in a PUD nor Condo type. All the properties that are not identified as PUD or Condo types do not require HOA explaxxxs or any other documentation. - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached, Lender notes the property profiles provided are used to verify taxes due and TYPE of Property, None are showing any association type. All PITI have been verified, as follows:
CONVRT to XXXX ***XXXX / $6,439, HOI $323.76 - TAX $1,230.88
NOO XXXX *** XXXX / $5,867 , HOI $241.77  - TAX $1,778.84
NOOXXXX  *** No Mtg, HOI $86.02 - TAX $1,275.92
NOOXXXX  *** No Mtg, HOI $135.42 - TAX $1,032.32
 - Seller-02/XX/2026
																									Resolved-Received HOI and confirmed no HOA. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 791 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7371481
209	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-23 18:58	2026-01-29 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Project Warrantable is Unable to Determine	Resolved-Warantability documentation is acceptable. - Due Diligence Vendor-01/XX/2026 Ready for Review-Please note the subject is in a 3 unit condo project, and per FNMA, a limited condo questionnaire is not required. The property is not non-warrantable and a tape desigxxx is incorrect. - Seller-01/XX/2026 Open-The tape data indicates that the Condo is non warrantable. The 1008 indicates that The subject is only a 3 unit condo project. Therefore, a limited condo questionnaire is not required. - Due Diligence Vendor-01/XX/2026	Ready for Review-Please note the subject is in a 3 unit condo project, and per FNMA, a limited condo questionnaire is not required. The property is not non-warrantable and a tape desigxxx is incorrect. - Seller-01/XX/2026	Resolved-Warantability documentation is acceptable. - Due Diligence Vendor-01/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 793. Required is 700 Borrower has 793 LTV is less than guideline maximum - LTV Required is 75% Borrower has 67.83%. Required is 75 Borrower has 67.83			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	7281570
215	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-23 16:42	2026-02-02 11:43	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 6.05 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached FINAL Closing disclosure with actual funds required to close - Seller-01/XX/2026 Open-Audited Reserves of 5.97 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached FINAL Closing disclosure with actual funds required to close - Seller-01/XX/2026	Resolved-Audited Reserves of 6.05 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - LTV Required is 85% Borrower has 60%. Required is 85 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 817. Required is 680 Borrower has 817 Qualifying DTI below maximum allowed - Required is 50 Borrower has 20.81		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7279116
160	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-30 08:18	2026-02-26 12:13	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Client provided borrower bank statements verifying deposits totaling $192360. These deposits were made in 2021/2022 as EMD deposits. This is not a seller contribution - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. The Seller’s Final CD reflects a credit of $192,360; however, these funds are not seller-paid contributions and do not represent an Interested Party Contribution (IPC).
The $192,360 represents the borrower’s own Earnest Money Deposits (EMD) previously paid directly by the borrower to the seller/developer as follows:
• September 2021: $96,180
• November 2021: $48,090
• July 2022: $48,090
• Total EMD Deposited: $192,360
An EMD Escrow Letter dated 12/XX/2025 has been provided confirming the breakdown of funds currently held:
• $176,780.96 – Construction disbursement held by the developer
• $15,579.04 – Funds held by xxx (xxx)
• Total: $192,360.00
These funds originated from the borrower and are fully supported by:
• Executed purchase contract showing the EMD deposit structure
• Bank statements evidencing the source of the EMD funds
• Escrow confirmation letter verifying amounts held
The credit shown on the Seller CD reflects the return and/or application of the borrower’s own previously deposited EMD funds and does not constitute a seller contribution. Therefore, no Interested Party Contribution exists, and IPC limits are not applicable.
We respectfully request this finding be cleared.
 - Seller-02/XX/2026
Counter-Received Seller CD.  Seller paid $192,360 deposit for Borrower.  This was not disclosed as a seller contribution on purchase contract. Note contribution exceed IPC limit of 6%.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached Seller CD.  - Seller-02/XX/2026
Open-The Final SELLER CD/HUD is missing. Missing the Seller's CD/ HUD. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. The Seller’s Final CD reflects a credit of $192,360; however, these funds are not seller-paid contributions and do not represent an Interested Party Contribution (IPC).
The $192,360 represents the borrower’s own Earnest Money Deposits (EMD) previously paid directly by the borrower to the seller/developer as follows:
• September 2021: $96,180
• November 2021: $48,090
• July 2022: $48,090
• Total EMD Deposited: $192,360
An EMD Escrow Letter dated 12/XX/2025 has been provided confirming the breakdown of funds currently held:
• $176,780.96 – Construction disbursement held by the developer
• $15,579.04 – Funds held by XXXX
• Total: $192,360.00
These funds originated from the borrower and are fully supported by:
• Executed purchase contract showing the EMD deposit structure
• Bank statements evidencing the source of the EMD funds
• Escrow confirmation letter verifying amounts held
The credit shown on the Seller CD reflects the return and/or application of the borrower’s own previously deposited EMD funds and does not constitute a seller contribution. Therefore, no Interested Party Contribution exists, and IPC limits are not applicable.
We respectfully request this finding be cleared.
 - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached Seller CD.  - Seller-02/XX/2026
																									Resolved-Client provided borrower bank statements verifying deposits totaling $192360. These deposits were made in 2021/2022 as EMD deposits. This is not a seller contribution - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 800 Required is 640 Borrower has 800 DSCR % greater than 1.20 - DSCR % greater than 1.20. Min is 0 Borrower has 1.217 Required is 0 Borrower has 1.217 LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. min is 0 Borrower has 1.217 Required is 0 Borrower has 1.217		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	7370452
217	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 10:54	2026-02-03 17:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received PITIA - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached documents: 2nd lien note, VOM -xxx , Tax cert, HOA Fee, xxx. and Final CD. Please clear this finding. - Seller-01/XX/2026 Open-1. Property B (859 S): Provide missing xxx statement to verify payment and escrows included. If escrows are not included, provide verification of all escrows. 2. Property B (859 S): Provide loan docs to verify terms of new XXXX 2nd. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached documents: 2nd lien note, VOM -xxx Mtg , Tax cert, HOA Fee, Haz Ins. and Final CD. Please clear this finding. - Seller-01/XX/2026	Resolved-Received PITIA - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 LTV is less than guideline maximum - Required is 90 Borrower has 78.43 Required is 90 Borrower has 78.43		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7375051
217	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 10:43	2026-02-03 17:46	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Received Final CD for Cash out refi. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Final CD darted 1-20-26 from XXXX Loan Number 54389 showing proceeds of $483,282.44. Please clear this finding. - Seller-01/XX/2026 Open-Asset Record 3 Does Not Meet G/L Requirements Property B (859 S): Provide docs to verify net proceeds of $467K from New XXXX 2nd. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Final CD darted 1-20-26 from XXXX Loan Number XXXX showing proceeds of $XXXX. Please clear this finding. - Seller-01/XX/2026	Resolved-Received Final CD for Cash out refi. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 LTV is less than guideline maximum - Required is 90 Borrower has 78.43 Required is 90 Borrower has 78.43		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7374606
158	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA
201	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	ND	Investment	Refinance	Cash Out - Other
168	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other
202	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-30 23:57	2026-02-02 17:37	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Rent free letter provided. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Rent free letter provided. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 786. Required is 720 Borrower has 786 LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 37.8%. Required is 50 Borrower has 37.8		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Second Home	Purchase	NA	N/A	N/A	7386427
186	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 16:37	2026-02-05 17:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received sufficient documentation to support existence and activity. - Due Diligence Vendor-02/XX/2026

Ready for Review-Nothing needs to be uploaded when referencing documents already in the delivered loan file. According to the income calculation worksheet, the loan was approved based on the standard 50% factor per XXXX Non QM section 7.1.1 Business Bank Statements; therefore, additional documentation is not required. Documentation to support the business existence was included in the delivered loan file and uploaded in a related finding. - Seller-02/XX/2026

Counter-No document uploaded.  7.1.1 o The business being used to source income must be in existence for a minimum of one (1) year as evidenced by one of the following:▪ CPA Letter▪ Business License▪ Other reasonable evidence of business activity- Finding remains.  - Due Diligence Vendor-02/XX/2026

Ready for Review-According to the business narrative the expenses factor is 30%. According to the income calculation worksheet, the loan was approved based on the standard 50% factor per XXXX Non QM section 7.1.1 Business Bank Statements;  therefore, additional documentation is not required.  - Seller-02/XX/2026

Open-Borrower 1 CPA Letter Missing Missing CPA letter verifying the existence of the borrower's business and expense factor - Due Diligence Vendor-01/XX/2026	Ready for Review-Nothing needs to be uploaded when referencing documents already in the delivered loan file. According to the income calculation worksheet, the loan was approved based on the standard 50% factor per XXXX Non QM section 7.1.1 Business Bank Statements; therefore, additional documentation is not required. Documentation to support the business existence was included in the delivered loan file and uploaded in a related finding. - Seller-02/XX/2026

 Ready for Review-According to the business narrative the expenses factor is 30%. According to the income calculation worksheet, the loan was approved based on the standard 50% factor per XXXX Non QM section 7.1.1 Business Bank Statements;  therefore, additional documentation is not required.  - Seller-02/XX/2026

																									Resolved-Received sufficient documentation to support existence and activity. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 759. Required is 700 Borrower has 759 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.41			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Refinance	Cash Out - Other	N/A	N/A	7382728
186	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 16:47	2026-02-05 17:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received sufficient documentation to support existence and activity. - Due Diligence Vendor-02/XX/2026
Ready for Review-xxx is the DBA as noted on the 1003, the borrower's business name is XX This along with the documentation delivered with the loan file support the business is in existence and active. Please escalate and clear finding. - Seller-02/XX/2026
Counter-Received proof of xxx.  Business noted is a DBA.  Provide proof of DBA.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/XX/2026
																							Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing verification of the existence of the business within 60 days of the Note date. - Due Diligence Vendor-01/XX/2026	Ready for Review-XXXX is the DBA as noted on the 1003, the borrower's business name is XXXX This along with the documentation delivered with the loan file support the business is in existence and active. Please escalate and clear finding. - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received sufficient documentation to support existence and activity. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 759. Required is 700 Borrower has 759 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.41		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Refinance	Cash Out - Other	N/A	N/A	7382849
186	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-31 13:09	2026-02-03 16:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Borrower Citizenship Documentation Is Missing Missing a copy of the back of the borrower's Employment Authorization card - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 759. Required is 700 Borrower has 759 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.41		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	IN	Investment	Refinance	Cash Out - Other	N/A	N/A	7387855
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-31 15:02	2026-02-04 17:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received Commercial Loan Application. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Final Commercial Loan Application - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached 10K wire - Seller-02/XX/2026 Open-Missing Final Commercial Loan Application - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Final Commercial Loan Application - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached 10K wire - Seller-02/XX/2026	Resolved-Received Commercial Loan Application. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7388058
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 12:58	2026-02-04 17:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Signed Loan Agreement or Term Sheet	Resolved-Received Loan Agreement - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. - Seller-02/XX/2026 Ready for Review-Document Uploaded. The Definition terms sheet is a generic doc and not part of the Note and a not signed document. Please waive this finding - Seller-02/XX/2026 Open-The Subject Loan is a Business Purpose Loan but the Loan Agreement/Term Sheet Doc is 'Missing'. Missing Loan Agreement (per Disclosure Tracking Details, this document was sent to closing for signature) - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. - Seller-02/XX/2026 Ready for Review-Document Uploaded. The Definition terms sheet is a generic doc and not part of the Note and a not signed document. Please waive this finding - Seller-02/XX/2026	Resolved-Received Loan Agreement - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7379104
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-31 15:19	2026-02-04 17:08	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Received wire receipt. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026 Open-Asset 5 Does Not Meet Guideline Requirements Missing evidence of wire transfer of gift funds to title company for $10,000 - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026	Resolved-Received wire receipt. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7388075
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-30 13:57	2026-02-04 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller Closing Statement. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026 Open-The Final SELLER CD/HUD is missing. The Final SELLER CD/HUD is missing - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026	Resolved-Received Seller Closing Statement. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7380230
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-27 15:34	2026-02-04 17:06	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received DOT - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached MTG DOT Legal - Seller-02/XX/2026 Open-The Deed of Trust is Missing Missing DOT with all attachments and Riders - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached MTG DOT Legal - Seller-02/XX/2026	Resolved-Received DOT - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7318536
203	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-31 14:57	2026-02-04 17:02	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received executed Note. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026 Open-There are Issues Present on the Note that must be addressed. Note and Prepayment Addendum to Note are not executed - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026	Resolved-Received executed Note. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 736 Months Reserves exceed minimum required - 3.72 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x30x27		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7388047
159	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-02-02 10:27	2026-02-04 16:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received corrected Hazard Insurance Policy - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see page 5 of 20 of the current hazard insurance showing XXXX Mortgage as 1st mortgagee. No issues found. - Seller-02/XX/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Most current endorsement on policy dated 01/XX/2026 is showing XXXX as a 2nd mortgage. This refinanced paid off SPS. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see page 5 of 20 of the current hazard insurance showing XXXX Mortgage as 1st mortgagee. No issues found. - Seller-02/XX/2026	Resolved-Received corrected Hazard Insurance Policy - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 660 Borrower has 748 LTV is less than guideline maximum - LTV is less than guideline maximum Required is 85 Borrower has 79.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7397914
159	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-28 08:11	2026-02-04 08:41	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. TRID timing is based on when the CD is sent, not when it’s signed.
As long as the CD dated 1/14 (with the COC for the lock) was properly delivered to the borrower, the disclosure requirement is met.

A borrower signature is not required for a CD to be valid.
The borrower does not have to access or sign the 1/14 CD for it to count as disclosed.

The 1/15 CD being signed is sufficient.
The CD dated 1/15 becomes the executed CD in the file. It does not invalidate or replace the fact that the lock fee was disclosed on 1/14. - Seller-02/XX/2026

Open------Missing revised CD dated 01/XX/2026 acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is 01/XX/2029. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. TRID timing is based on when the CD is sent, not when it’s signed.
As long as the CD dated XX/XX/XXXX (with the COC for the lock) was properly delivered to the borrower, the disclosure requirement is met.

A borrower signature is not required for a CD to be valid.
The borrower does not have to access or sign the XX/XX/XXXX CD for it to count as disclosed.

The XX/XX/XXXX CD being signed is sufficient.
The CD dated XX/XX/XXXX becomes the executed CD in the file. It does not invalidate or replace the fact that the lock fee was disclosed on 1/14. - Seller-02/XX/2026
																									Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 660 Borrower has 748 LTV is less than guideline maximum - LTV is less than guideline maximum Required is 85 Borrower has 79.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7326798
159	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-01-27 16:03	2026-02-04 08:40	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-----Received acknowledgement of receipt. Finding Resolved. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. TRID timing is based on when the CD is sent, not when it’s signed.
As long as the CD dated 1/14 (with the COC for the lock) was properly delivered to the borrower, the disclosure requirement is met.

A borrower signature is not required for a CD to be valid.
The borrower does not have to access or sign the 1/14 CD for it to count as disclosed.

The 1/15 CD being signed is sufficient.
The CD dated 1/15 becomes the executed CD in the file. It does not invalidate or replace the fact that the lock fee was disclosed on 1/14. - Seller-02/XX/2026

Open------CD 01/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 01/XX/2029. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. TRID timing is based on when the CD is sent, not when it’s signed.
As long as the CD dated XX/XX/XXXX (with the COC for the lock) was properly delivered to the borrower, the disclosure requirement is met.

A borrower signature is not required for a CD to be valid.
The borrower does not have to access or sign the XX/XX/XXXX CD for it to count as disclosed.

The XX/XX/XXXX CD being signed is sufficient.
The CD dated XX/XX/XXXX becomes the executed CD in the file. It does not invalidate or replace the fact that the lock fee was disclosed on 1/14. - Seller-02/XX/2026
																									Resolved-----Received acknowledgement of receipt. Finding Resolved. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 660 Borrower has 748 LTV is less than guideline maximum - LTV is less than guideline maximum Required is 85 Borrower has 79.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7319017
223	XXXX		XXXX	D	A	C	A	D	A	A	A	Closed	xxx	2026-01-27 13:23	2026-02-09 15:35	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached correct copy uploaded - Seller-02/XX/2026 Counter-Received DOT. Legal not attached. . Please provide chain of documents to confirmed Exhibit A has been recorded with DOT - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Copy of MTG DOT Legal - Seller-02/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing all pages except page 1 of DOT. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached correct copy uploaded - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Copy of MTG DOT Legal - Seller-02/XX/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - LTV is less than guideline maximum Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	7316340
223	XXXX	XXXX	D	A	C	A	D	A	A	A	Closed	xxx	2026-01-30 16:14	2026-02-04 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Lender notes Loan qualifies with the credit history at 0x60 meets the requirements initial max 80% LTV – 5 = 75% LTV max  and loan closed at 70% LTV. Please see attached matrix - Seller-02/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Borrower has had a 1 x 30 in the past 12 months on the subject property. Also have a 1 x 30 on credit report for a different investment property. MATRIX SHOWS MAX HOUSING LATES 1 X 30 IN HE PAST 12 MONTHS. Guides: 6.7 Housing History • Any housing event reported on the credit report for any property owned by the borrower needs to be included in the housing history eligibility. Matrix limits one 1 x 30 allowed on housing history. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Lender notes Loan qualifies with the credit history at 0x60 meets the requirements initial max 80% LTV – 5 = 75% LTV max and loan closed at 70% LTV. Please see attached matrix - Seller-02/XX/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - LTV is less than guideline maximum Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	7382389
167	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-01 10:24	2026-02-10 14:55	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Upon further review, the loan file contained all required chain of title documentation. - Due Diligence Vendor-02/XX/2026
Ready for Review-This finding is not applicable.
The preliminary title report confirms that the only conveyances recorded within the prior 24 months are disclosed and that there are no additional or unrecorded transfers affecting title. The vesting dated 07/XX/2025 reflects the most recent transfer into XX, which is the current seller in this purchase transaction.
This transaction is a purchase, wherein XX is conveying title to the borrower. The title company has reviewed the chain of title and confirms there are no gaps in ownership within the required 24-month period. Title insurance will be issued accordingly.
Please clear this finding.
 - Seller-02/XX/2026
Counter-Received document that indicate Vesting 7/XX/25. Noted vesting does not cover 24 months  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached Title report - 24  months chain of Title. - Seller-02/XX/2026
Open-Unsatisfactory Chain of Title provided. Missing 24 Months Chain of Title. - Due Diligence Vendor-02/XX/2026	Ready for Review-This finding is not applicable.
The preliminary title report confirms that the only conveyances recorded within the prior 24 months are disclosed and that there are no additional or unrecorded transfers affecting title. The vesting dated XX/XX/XXXX reflects the most recent transfer into XXXX, which is the current seller in this purchase transaction.
This transaction is a purchase, wherein XXXX is conveying title to the borrower. The title company has reviewed the chain of title and confirms there are no gaps in ownership within the required 24-month period. Title insurance will be issued accordingly.
Please clear this finding.
 - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached Title report - 24  months chain of Title. - Seller-02/XX/2026
																									Resolved-Upon further review, the loan file contained all required chain of title documentation. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 742. Required is 720 Borrower has 742 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 24.39%. Required is 50 Borrower has 24.39 LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Second Home	Purchase	NA	N/A	N/A	7388765
179	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-27 15:58	2026-02-09 15:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached Permanent Resident Alien Card copy - Seller-02/XX/2026 Open-Borrower Citizenship Documentation Is Missing - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Permanent Resident Alien Card copy - Seller-02/XX/2026	Resolved-Received borrower Citizenship Documentation. - Due Diligence Vendor-03/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 747 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.68		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Second Home	Refinance	Cash Out - Other	N/A	N/A	7318931
149	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-01-28 21:27	2026-02-03 16:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	xxx	Ready for Review-Document Uploaded. Please see attached mortgage statement from xxx for XXXX showing monthly mortgage of $xxx.16 includes taxes and insurance. No HOA's due. Please clear this finding, - Seller-01/XX/2026	Resolved-Received Mortgage Statement with escrows. - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.99 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.56 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 758		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AZ	Investment	Purchase	NA	N/A	N/A	7342324
204	XXXX		XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 08:46	2026-02-02 08:47	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing rent comparable schedule form 1007	Waived-Originator waiver applied to non material finding - Due Diligence Vendor-02/XX/2026 Open-1007 shows incorrect lease amount for current tenant, should show $3,300 - Due Diligence Vendor-02/XX/2026		Waived-Originator waiver applied to non material finding - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Required reserves 6 mths. Borrower has 43+ months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 737 Required is 640 Borrower has 737			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	7395069
155	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 10:17	2026-02-07 16:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/XX/2026

Ready for Review-Please see attached exception allowing reserves to be waived with a 9.9% P&I decrease - Seller-02/XX/2026

Ready for Review-Document Uploaded. Please see attached exception allowing reserves to be waived with a 9.9% P&I decrease - Seller-02/XX/2026

																							Open-Audited Reserves of 0.69 month(s) are less than Guideline Required Reserves of 3 month(s) Missing proof of sufficient funds for the reserve requirement of 3 months. This can not be waived since the reduction of current P&I to the new P&I is less than 10%. - Due Diligence Vendor-02/XX/2026	Ready for Review-Please see attached exception allowing reserves to be waived with a 9.9% P&I decrease - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing reserves to be waived with a 9.9% P&I decrease - Seller-02/XX/2026	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 746 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.27	CLTV if 5% Less than Max allowed FICO is 20 points above minimum	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	7397762
155	XXXX		XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 09:27	2026-02-03 17:51	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received Title Supplement with corrected loan amount. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Missing proof of sufficient Title Coverage for the total amount of the subject lien(s). - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received Title Supplement with corrected loan amount. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 746 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.27		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7396099
155	XXXX		XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 10:20	2026-02-03 17:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received proof of Taxes. Property land, no HOI. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Missing the taxes/ HOI for property 3f (what was provided is not the same APN#). Upon receipt additional condition maybe required. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received proof of Taxes. Property land, no HOI. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 746 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.27		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7397802
172	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-02 17:25	2026-02-06 16:24	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received commitment w/sufficient coverage. - Due Diligence Vendor-02/XX/2026 Ready for Review-XXXX title coverage obtained is for the subject lien. Secondary lien holder(s) obtain their own title insurance, as needed. - Seller-02/XX/2026 Counter-Received duplicate Title. Coverage is not inclusive of all liens. Finding remains. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). - Due Diligence Vendor-02/XX/2026	Ready for Review-XXXX title coverage obtained is for the subject lien. Secondary lien holder(s) obtain their own title insurance, as needed. - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received commitment w/sufficient coverage. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 3 required - 13.19 have Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 44.91%. Rule False		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	NV	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7406703
216	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-02-03 08:48	2026-02-17 16:51	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Recalculated Asset 1 - Audited Reserves of 3.57 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the borrower has sufficient assets verified, please read the funds to close calc and business assets are also used to close. Please expedite this to be cleared as soon as possible  - Seller-02/XX/2026
Counter-Received verification the gift funds are actually business funds.  Reserves are not calculating at 2.81 months slightly below the 3 months required.  $44,616.64 as of 1/XX/2026 available assets, $28,153.13 cash to close leaves $16,463.51 post close. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Not a valid counter, A gift letter is not required for using borrower’s Business funds to close. Please see attached the explaxxx for XX business funds used does not negatively impact the business operations.   - Seller-02/XX/2026
Counter-Missing Gift letter from XX. and evidence of receipt [Wire/Check] to title agent. (PCCD Other Credits are Gift Funds for $130,418.63.) - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached PCCD with disbursement date of 1.26.2026 and Funds to close calculator  - Seller-02/XX/2026
Open-Audited Reserves of 2.15 month(s) are less than Guideline Required Reserves of 3 month(s) Verified assets do not cover minimum reserves required for program. Audit pulled balance of BOA acct from 1/20 since loan funded on this date per CD. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the borrower has sufficient assets verified, please read the funds to close calc and business assets are also used to close. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Not a valid counter, A gift letter is not required for using borrower’s Business funds to close. Please see attached the explaxxx for XXXX. business funds used does not negatively impact the business operations.   - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached PCCD with disbursement date of XX/XX/XXXX and Funds to close calculator  - Seller-02/XX/2026
																									Resolved-Recalculated Asset 1 - Audited Reserves of 3.57 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - DTI of 27.97% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.14 LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7414162
216	XXXX		XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-02-02 13:46	2026-02-06 16:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received Employment Authorization Card. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Valid EAD Card C09 satisfies 2.2.1 Visa classifications allowed as Non-Permanent Resident Aliens, and 1003 updated as non-permanent resident - Seller-02/XX/2026 Open-Borrower Citizenship Documentation Is Missing Perm resident alien - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Valid EAD Card C09 satisfies 2.2.1 Visa classifications allowed as Non-Permanent Resident Aliens, and 1003 updated as non-permanent resident - Seller-02/XX/2026	Resolved-Received Employment Authorization Card. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - DTI of 27.97% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.14 LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7403011
216	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	xxx	2026-02-02 14:48	2026-02-06 09:17	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-----Received PCCD dated 02/XX/2026. Finding Resolved. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Please see attached PCCD with disbursement date of 1.26.2026 - Seller-02/XX/2026

																							Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. ----- Final CD shows disbursement date of 01/XX/2026, but closing date is 01/XX/2026. Provide evidence the loan did not disburse prior to closing. Notary date is signed 1/XX/2026. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached PCCD with disbursement date of XX/XX/XXXX - Seller-02/XX/2026	Resolved-----Received PCCD dated 02/XX/2026. Finding Resolved. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - DTI of 27.97% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.14 LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7404305
181	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other
170	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-03 17:44	2026-02-26 12:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received all required REO documentation. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached document - XX= Application Withdrawn.  - Seller-02/XX/2026
Counter-PITIA for xxx provided.  Application withdrawn for XX provided.  Please provide the application withdrawn for XX. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded.  6XX and XX:
Please see the attached Loan Estimates. Both loan applications associated with these properties were withdrawn and did not proceed to closing. Therefore, PITIA calculation for qualification purposes is not applicable.

xxx:
Please see the Final Closing Disclosure dated 01/XX/2026, which reflects the applicable payment information. Please clear this finding. - Seller-02/XX/2026
Counter-For clarification:  XX- Due Diligence Vendor-02/XX/2026
Ready for Review-Will you please specify the property addresses for j1, k1 and l1.   - Seller-02/XX/2026
Counter-Received property info for 3j, 3k, and 3l.  Finding for j1, k1, and l1.  Finding remains.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached mortgage statements for 3J – XX7  MP +PITIA $$7,313
3k –XXselect portfolio XX XX MP $5,145
3L- XX PITIA $4,541
shows Taxes and insurance are impounded.  No issues found.  - Seller-02/XX/2026
Open-Missing PITIA for property j1, k1, l1 see worksheet - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached document - XXXX = Application Withdrawn. - Seller-02/XX/2026
 Ready for Review-Document Uploaded.  XXXX and XXXX
Please see the attached Loan Estimates. Both loan applications associated with these properties were withdrawn and did not proceed to closing. Therefore, PITIA calculation for qualification purposes is not applicable.

XXXX
Please see the Final Closing Disclosure dated XX/XX/XXXX, which reflects the applicable payment information. Please clear this finding. - Seller-02/XX/2026
 Ready for Review-Will you please specify the property addresses forXXXX.   - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached mortgage statements for XXXX – XXXX  MP +PITIA $$7,313
XXXX MP $5,145
XXXX PITIA $4,541
shows Taxes and insurance are impounded.  No issues found.  - Seller-02/XX/2026
																									Resolved-Received all required REO documentation. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7427309
170	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-02 19:11	2026-02-06 15:26	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received sufficient coverage. - Due Diligence Vendor-03/XX/2026
Ready for Review-Document Uploaded. For this loan, the loan amount is $XX. However, per agency and investor guidelines, hazard insurance must cover the lesser of:

The replacement cost of the improvements, or

The loan amount

A Replacement Cost Estimator (RCE) was completed for the subject property and reflects an insurable replacement cost of $XX. The borrower’s hazard insurance policy provides $XXin dwelling coverage.

Because the hazard insurance coverage matches the documented replacement cost, the policy meets all applicable requirements. The loan amount is not the determining factor when the replacement cost is lower.

This property is located in Florida, and the coverage amount is fully adequate for the insurable value of the improvements.

Conclusion:
The hazard insurance coverage is sufficient and compliant with guideline requirements. No further action is required. - Seller-02/XX/2026
Open-Insufficient Coverage Amount for Insured Subject Property. Minimum coverage is the loan amount - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. For this loan, the loan amount is $XXXX. However, per agency and investor guidelines, hazard insurance must cover the lesser of:

The replacement cost of the improvements, or

The loan amount

A Replacement Cost Estimator (RCE) was completed for the subject property and reflects an insurable replacement cost of $XXXX The borrower’s hazard insurance policy provides $XXXX in dwelling coverage.

Because the hazard insurance coverage matches the documented replacement cost, the policy meets all applicable requirements. The loan amount is not the determining factor when the replacement cost is lower.

This property is located in Florida, and the coverage amount is fully adequate for the insurable value of the improvements.

Conclusion:
The hazard insurance coverage is sufficient and compliant with guideline requirements. No further action is required. - Seller-02/XX/2026
																									Resolved-Received sufficient coverage. - Due Diligence Vendor-03/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7407726
170	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-02 19:29	2026-02-06 15:04	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Borrower 1 Gap Credit reviewed via UDM. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Final DV report run 1-14-26 , 2 days before closing date of 1-16-26. Also the final DV report has UDM monitoring and it has been accounted for. Please clear this finding. - Seller-02/XX/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Gap credit report or an Undisclosed Debt Notification (UDN) is required within 10 days of closing date. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Final DV report run XX/XX/XXXX , 2 days before closing date of XX/XX/XXXX. Also the final DV report has UDM monitoring and it has been accounted for. Please clear this finding. - Seller-02/XX/2026	Resolved-Borrower 1 Gap Credit reviewed via XXXX. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7407965
170	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-02 18:06	2026-02-06 14:49	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Received Business Purpose Affidavit Disclosure. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached Business Purpose Affidavit. - Seller-02/XX/2026 Open-The Business Purpose Affidavit Disclosure is Missing Provide Missing Business Purpose Affidavit. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Business Purpose Affidavit. - Seller-02/XX/2026	Resolved-Received Business Purpose Affidavit Disclosure. - Due Diligence Vendor-03/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7406949
170	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-03 18:17	2026-02-06 14:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Signed Loan Agreement or Term Sheet	Resolved-The Loan Agreement/Term Sheet Doc received. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Signed Loan Agreement. - Seller-02/XX/2026 Open-The Subject Loan is a Business Purpose Loan but the Loan Agreement/Term Sheet Doc is 'Missing'. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Signed Loan Agreement. - Seller-02/XX/2026	Resolved-The Loan Agreement/Term Sheet Doc received. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7427540
170	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-03 18:17	2026-02-06 14:49	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received cert of formation, meet guideline requirement. - Due Diligence Vendor-03/XX/2026

Ready for Review-Document Uploaded. Please see attached Certificate of Organization which contains the Articles of Organization for the borrower’s LLC, which serve as the official formation document establishing the legal existence of the entity. This satisfies the requirement for proof of entity formation. Please clear this finding. - Seller-02/XX/2026

																							Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Certificate of Organization which contains the Articles of Organization for the borrower’s LLC, which serve as the official formation document establishing the legal existence of the entity. This satisfies the requirement for proof of entity formation. Please clear this finding. - Seller-02/XX/2026	Resolved-Received cert of formation, meet guideline requirement. - Due Diligence Vendor-03/XX/2026	Months Reserves exceed minimum required - 117.46 Months Reserves exceed 6 months minimum required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.62 Required is 50 Borrower has 41.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	7427541
229	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Purchase	NA
153	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 18:13	2026-03-05 12:47	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Lease Agreement	Waived-Originator provided a waiver for use of rental income with lease and security deposit only, applied to non material finding with comp factors - Due Diligence Vendor-03/XX/2026

Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a Lease and only proof of the Security Deposit being received.  - Seller-03/XX/2026

Counter-Received leases a pictured of checks that were not deposited.  Unable to confirm funds are available without being deposited.  - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. In accordance with Section 3.1 – Purchase Qualification, security deposit and first month’s rent must be documented prior to loan closing when using a new lease to qualify rental income. The file includes copies of the checks for both the security deposit and first month’s rent, satisfying this requirement. There is no guideline requirement that the funds be deposited prior to the note date. Therefore, the finding is unsupported and should be removed - Seller-02/XX/2026

Open-Missing proof security and 1st month rent was deposited prior to note date - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a Lease and only proof of the Security Deposit being received. - Seller-03/XX/2026

 Ready for Review-Document Uploaded. In accordance with Section 3.1 – Purchase Qualification, security deposit and first month’s rent must be documented prior to loan closing when using a new lease to qualify rental income. The file includes copies of the checks for both the security deposit and first month’s rent, satisfying this requirement. There is no guideline requirement that the funds be deposited prior to the note date. Therefore, the finding is unsupported and should be removed - Seller-02/XX/2026

																									Waived-Originator provided a waiver for use of rental income with lease and security deposit only, applied to non material finding with comp factors - Due Diligence Vendor-03/XX/2026	Months Reserves exceed minimum required - 42 Months Reserves exceed 6 month minimum required On time mortgage history exceeds guideline requirement - 0x30x24 On time housing history exceeds guideline requirement 0x30x12	Reserves: 3+ months above minimum verified Credit: 0x12 for over 24 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	Originator Post-Close	Yes	7407117
153	XXXX		XXXX	D	B	D	B	A	A	A	A	Closed	xxx	2026-02-02 16:52	2026-02-04 15:57	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Final Seller CD. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached document. Final Seller Closing Disclosure. - Seller-02/XX/2026 Open-The Final SELLER CD/HUD is missing. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached document. Final Seller Closing Disclosure. - Seller-02/XX/2026	Resolved-Received Final Seller CD. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 42 Months Reserves exceed 6 month minimum required On time mortgage history exceeds guideline requirement - 0x30x24 On time housing history exceeds guideline requirement 0x30x12		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA	N/A	N/A	7406343
210	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-03 09:37	2026-02-06 10:22	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Received PCCD confirming disbursement date of 1/XX/26 - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached PCCD, the loan disbursed on 1/XX/2026. - Seller-02/XX/2026 Open-Hazard Insurance Effective Date of 01-21-2026 is after the Note Date of 01-XX-2026 Hazard Insurance Effective Date of 01-21-2026 is after disbursement date 1-20-2026 - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached PCCD, the loan disbursed on XX/XX/XXXX. - Seller-02/XX/2026	Resolved-Received PCCD confirming disbursement date of XX/XX/XXXX - Due Diligence Vendor-02/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.78 Rule False Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 745 Rule False		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	7415130
231	XXXX		XXXX	B	B	A	A	B	B	A	A	Closed	xxx	2026-01-28 13:40	2026-01-28 19:29	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/XX/2026	X	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 787 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	7335952
213	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AL	Investment	Purchase	NA
218	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	TX	Investment	Purchase	NA
184	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	MA	Investment	Refinance	Cash Out - Other
211	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	CA	Primary Residence	Refinance	Cash Out - Other
236	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	Cash Out - Other
189	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-03 08:32	2026-02-09 15:18	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Upon further review, the loan file contained all required chain of title documentation. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached previous transfers are on July.2025 and December.1984, this satisfies the 24 chain of title. Please expedite to clear this as soon as possible - Seller-02/XX/2026 Open-Unsatisfactory Chain of Title provided. Missing 24 Months Chain of Title. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached previous transfers are on July.2025 and December.1984, this satisfies the 24 chain of title. Please expedite to clear this as soon as possible - Seller-02/XX/2026	Resolved-Upon further review, the loan file contained all required chain of title documentation. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Min 0, actual 53.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	KY	Investment	Refinance	Cash Out - Other	N/A	N/A	7413783
207	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Purchase	NA
187	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AZ	Investment	Refinance	Cash Out - Other
191	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	AZ	Investment	Refinance	No Cash Out - Borrower Initiated
157	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other
156	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
180	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA
174	XXXX		XXXX	C	A	C	A	B	A	A	A	Closed	xxx	2026-01-30 08:37	2026-02-05 14:43	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided legal and notary page - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal and signed notary. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Client provided legal and notary page - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 738 LTV is less than guideline maximum - Required is 75 Borrower has 61.09 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.001 Required is 0.8 Borrower has 1.001		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	7370839
174	XXXX		XXXX	C	A	C	A	B	A	A	A	Closed	xxx	2026-02-03 13:18	2026-02-05 14:37	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Client provided updated 1008, UW attestation at the bottom - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-UW Attestation/Docs stating warrantability are missing. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Client provided updated 1008, UW attestation at the bottom - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 738 LTV is less than guideline maximum - Required is 75 Borrower has 61.09 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.001 Required is 0.8 Borrower has 1.001		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	7422866
237	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	Cash Out - Other
162	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-03 17:09	2026-02-06 09:22	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Resolved-Received 1003 reflecting UDM increases. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Please escalate for manager review, Lender notes a new credit report is not required when running a Credit Gap report via UDM detail report, with updates  listed on “Tradeline Payment Increase Notifications”. With that said, the Underwriter updates liabilities as worst case scenario, updates the liabilities accordingly, and no explaxxxs nor any other updated docs are needed if loan still qualifies “worst case scenario”. please see attached all updated liabilities used to qualify - Seller-02/XX/2026

																							Open-Borrower 1 Credit Report is Partially Present. Missing updated credit report reflecting the updated payments from the UDM, which does not reflect the account number, included in the DTI to determine duplicates and the maximum available credit for those tradelines that are new and or updated. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please escalate for manager review, Lender notes a new credit report is not required when running a Credit Gap report via XXXX detail report, with updates listed on “Tradeline Payment Increase Notifications”. With that said, the Underwriter updates liabilities as worst case scenario, updates the liabilities accordingly, and no explaxxxs nor any other updated docs are needed if loan still qualifies “worst case scenario”. please see attached all updated liabilities used to qualify - Seller-02/XX/2026	Resolved-Received 1003 reflecting XXXX increases. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Reserves required 6 months, Reserves verified 30 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7426677
162	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-01-28 16:14	2026-02-06 09:12	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached Mortgage Deed of trust with legal - Seller-02/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description "Exhibit A" - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. Please see attached Mortgage Deed of trust with legal - Seller-02/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - Reserves required 6 months, Reserves verified 30 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7339134
198	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	SC	Investment	Refinance	Cash Out - Other
233	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
206	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	xxx	2026-02-03 14:18	2026-02-03 14:48	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator waiver applied to non material finding-DSCR is .999 allowed to round up to 1 - Due Diligence Vendor-02/XX/2026 Open-The Calculated DSCR of '0.999' is less than the minimum DSCR per lender guidelines of '1'. The 1008 reflects that the client rounded up from the 3rd decimal - Due Diligence Vendor-02/XX/2026		Waived-Originator waiver applied to non material finding-DSCR is .999 allowed to round up to 1 - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Borrower has 35 months reserves. Guidelines require 6.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	7424084
235	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-03 16:22	2026-02-05 14:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved-Client provided Appraisal w/ Narrative from Appraiser, pg 9 - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. The STR analysis is on the Supplement Addendum of the appraisal delivered with the loan file. Please see attached on page 9. - Seller-02/XX/2026 Open-Appraiser to complete 1007 - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. The STR analysis is on the Supplement Addendum of the appraisal delivered with the loan file. Please see attached on page 9. - Seller-02/XX/2026	Resolved-Client provided Appraisal w/ Narrative from Appraiser, pg 9 - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 797 Required is 640 Borrower has 797 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A	7426014
235	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-03 14:56	2026-02-05 14:00	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Client provide title, chain of title is on page 3 - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached on page 3. - Seller-02/XX/2026 Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached on page 3. - Seller-02/XX/2026	Resolved-Client provide title, chain of title is on page 3 - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 797 Required is 640 Borrower has 797 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A	7424893
214	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other
205	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Refinance	Cash Out - Other
219	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-04 14:18	2026-02-06 16:21	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received Updated Title with Title Coverage Amount of $XX - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received Updated Title with Title Coverage Amount of $XXXX - Due Diligence Vendor-02/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.57 Required is 50 Borrower has 26.57 Long term residence - Borrower at current residence from the past 17 years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7446368
195	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NV	Investment	Refinance	Cash Out - Other
228	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	xxx	2026-01-30 14:21	2026-02-10 08:53	Cured	2 - Non-Material	C	B	Compliance	TRID	Lender Credits That Cannot Decrease Test	Cured------Received PCCD 02/XX/2026 with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. cure docs uploaded - Seller-02/XX/2026

Counter-----On post CD 01/XX/2026 Lender Credit Decreased to $13,884.34 with out a valid COC. Finding Remains. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. The LC on 1/7 was $14012.50 and the LC on 1/9 was $14042.50 due to loan amount increase. Documents attached  - Seller-02/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determixxx according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,011.34) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,042.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $14,042.50 to $14,011.34 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $31.16, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 01/XX/2029. - Due Diligence Vendor-01/XX/2026	Ready for Review-Document Uploaded. cure docs uploaded - Seller-02/XX/2026 Ready for Review-Document Uploaded. The LC on XX/XX/XXXX was $14012.50 and the LC on XX/XX/XXXX was $14042.50 due to loan amount increase. Documents attached - Seller-02/XX/2026	Cured------Received PCCD 02/XX/2026 with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - LTV of 74.51% is below the maximum of 80% allowed per guidelines. Required is 80 Borrower has 74.51 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 734 which exceeds the minimum of 680. Required is 680 Borrower has 734 Qualifying DTI below maximum allowed - DTI of 34.58% is below the maximum allowed per guidelines of 50%. Required is 50 Borrower has 34.58		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7380716
228	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	xxx	2026-01-30 14:21	2026-02-10 08:52	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD 02/XX/2026 with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-02/XX/2026

Ready for Review-docs submitted on the other suspense - Seller-02/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determixxx according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $168.84.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $168.84 (Appraisal Fee, Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $168.84, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 01/XX/2029. - Due Diligence Vendor-01/XX/2026	Ready for Review-docs submitted on the other suspense - Seller-02/XX/2026	Cured------Received PCCD 02/XX/2026 with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - LTV of 74.51% is below the maximum of 80% allowed per guidelines. Required is 80 Borrower has 74.51 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 734 which exceeds the minimum of 680. Required is 680 Borrower has 734 Qualifying DTI below maximum allowed - DTI of 34.58% is below the maximum allowed per guidelines of 50%. Required is 50 Borrower has 34.58			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7380717
176	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NY	Investment	Purchase	NA
208	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	FL	Investment	Purchase	NA
192	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	SC	Investment	Refinance	Cash Out - Other
151	XXXX		XXXX	C	B	C	B	A	A	A	A	Closed	xxx	2026-02-05 16:01	2026-02-09 18:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $100000 Subject loan amount of $XX is less than minimum loan required. Although the 1008 reflects an exception is in file, audit was unable to locate exception documentation. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026	Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-02/XX/2026	Months Reserves exceed minimum required - 103 months reserves exceeds 3 months required. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768	Fico >20 points from minimum 0x30x24 primary-free and clear	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	7476215
161	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-06 14:14	2026-02-25 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received revised PCCD - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Please see attached  updated PCCD. Please clear this finding.  - Seller-02/XX/2026

Counter-PCCD provided, section F reflect 1 year premium of $2,404.00. Section G reflect $170.00 monthly or $2,040.00 annually.  Finding remains. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Please see attached PCCD showing the correct premium, $2,404.00, was paid at closing.  We agree that the monthly amount was incorrect; however, this will be addressed with the end investor and their servicing department.  Please note that with the increased premium, the DSCR was still 1.102 and would not impact the UW Decision.  Can this please be cleared?   - Seller-02/XX/2026

																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Per dec page the premium is $2404 - per CD and first payment lender collected $170 or $2040 premium - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached updated PCCD. Please clear this finding. - Seller-02/XX/2026 Ready for Review-Document Uploaded. Please see attached PCCD showing the correct premium, $2,404.00, was paid at closing. We agree that the monthly amount was incorrect; however, this will be addressed with the end investor and their servicing department. Please note that with the increased premium, the DSCR was still 1.102 and would not impact the UW Decision. Can this please be cleared? - Seller-02/XX/2026	Resolved-Received revised PCCD - Due Diligence Vendor-02/XX/2026	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 20 Months Required = 12 months Months Reserves exceed minimum required - The Borrower has 21.46 months in reserves; 3 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	N/A	N/A	7495882
232	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA
152	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-06 14:29	2026-03-04 11:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received Full Release of Mortgage for both Items. - Due Diligence Vendor-03/XX/2026 Ready for Review-Document Uploaded. Please see attached Full release of mortgages for xxx and xxx. Please clear this finding. - Seller-03/XX/2026 Open-Title Document is Incomplete Missing evidence from title company that schedule B-2 exceptions #12 and #13 will be satisfied in full since these are blanket mortgages. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Full release of mortgages for XXXX and XXXX. Please clear this finding. - Seller-03/XX/2026	Resolved-Received Full Release of Mortgage for both Items. - Due Diligence Vendor-03/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 768 Months Reserves exceed minimum required - 124 months exceeds the 3 required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	N/A	N/A	7496201
154	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	xxx	2026-02-06 09:08	2026-02-10 14:21	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, the loan file contained all required credit inquiry documentation - Due Diligence Vendor-02/XX/2026

Ready for Review-Lender notes the 1.23.2026 credit report for this loan meets the NON QM requirement - Credit inquiries listed on the report within 90 days of the report date must be addressed by the borrower with a letter of explaxxx, and no inquiry letter is required for inquiries over 90 days of said credit report. Please expedite this to be cleared as soon as possible  - Seller-02/XX/2026

																							Open-LOX for credit inquiries is missing. Missing LOE for credit inquiries. - Due Diligence Vendor-02/XX/2026	Ready for Review-Lender notes the 1.23.2026 credit report for this loan meets the NON QM requirement - Credit inquiries listed on the report within 90 days of the report date must be addressed by the borrower with a letter of explaxxx, and no inquiry letter is required for inquiries over 90 days of said credit report. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026	Resolved-Upon further review, the loan file contained all required credit inquiry documentation - Due Diligence Vendor-02/XX/2026	Qualifying DTI below maximum allowed - DTI of 39.46% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 39.46 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 798 which exceeds the minimum of 680 Required is 680 Borrower has 798 LTV is less than guideline maximum - LTV of 44.29% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 44.29			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7487067
154	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	xxx	2026-02-04 13:12	2026-02-10 10:15	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-----Received PCCD correcting fees. Finding Resolved. - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. CD ATTACHED- FEES IN WRONG BLOCK  - Seller-02/XX/2026

																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,205.00) exceed the comparable charges ($1,980.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ------Ten (10%) tolerance fees (notary and endorsement ) increased by $225 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $27.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - X Year(s); Expiration Date 01/XX/2029 - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. CD ATTACHED- FEES IN WRONG BLOCK - Seller-02/XX/2026	Resolved-----Received PCCD correcting fees. Finding Resolved. - Due Diligence Vendor-02/XX/2026	Qualifying DTI below maximum allowed - DTI of 39.46% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 39.46 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 798 which exceeds the minimum of 680 Required is 680 Borrower has 798 LTV is less than guideline maximum - LTV of 44.29% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 44.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7444891
150	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-06 15:37	2026-02-24 13:22	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received final cash out CDs and confirmation of business funds considered. Down payment and reserves acceptable. - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Fifth Attempt *** Loan is documented properly to support the FTC Calc $190,317.79. *** As stated multiple times already, TPR is not accurate with review of assets, Lender notes again, the November xxx stmt provided reflects an Ending Balance of $18,341.32 *** Ending balance *** and not $6,809.60 which is the “Average collected balance”. These two figures are not interchangeable, and the ending balance is the appropriate figure for asset verification. Please see attached REO 328.5 W - XXXX Loan # 2509050225 (-78,076.32), REO xxx 2509050247 (-93,900.15) and xxx acct Balance 18,341.32 =190,317.79. Please also review the Funds to close calc, assets meet DSCR requirements. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
Counter-Received Final CD.  .27 months reserves < 3 months minimum required.  As of 11/XX/2025 account 3423 balance is $6,809.60.  $171,976.47 cash out proceeds.  $178,521.24 cash required to close.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached REO 328.5 W - XXXX Loan # 2509050225 (-78,076.32), REO xxx  2509050247  (-93,900.15) and xxx acct Balance 18,341.32 =190,317.79. Please also review the Funds to close calc, assets meet DSCR requirements.  Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution.  Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
Counter-CD's provided are estimates.  Please provide the Final Closing Disclosures with a disbursement date at or prior to closing. - Due Diligence Vendor-02/XX/2026
Ready for Review-Disagree, Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible  - Seller-02/XX/2026
Counter-Finding remains..Client provide CD for both properties however they are not signed.  Provide fully executed CD's for both properties below - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached proceeds from cash out refinance XXXX Loan # 2509050225 (-78,093.30) REO xxx., and #2509050247  (-93,920.71) REO xxx.  - Seller-02/XX/2026
Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Short funds to close and reserves - Provide verification of proceeds from cash out refinance of other REO properties. XXXX Loan # 50225 and #50247 - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Fifth Attempt *** Loan is documented properly to support the FTC Calc $190,317.79. *** As stated multiple times already, TPR is not accurate with review of assets, Lender notes again, the November XXXX stmt provided reflects an Ending Balance of $18,341.32 *** Ending balance *** and not $6,809.60 which is the “Average collected balance”. These two figures are not interchangeable, and the ending balance is the appropriate figure for asset verification. Please see attached REO XXXX - XXXX Loan XXXX (-78,076.32), XXXX (-93,900.15) and xxx acct Balance 18,341.32 =190,317.79. Please also review the Funds to close calc, assets meet DSCR requirements. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached REO XXXX - XXXX Loan #XXXX (-78,076.32), REO XXXX (-93,900.15) and XXXX acct Balance 18,341.32 =190,317.79. Please also review the Funds to close calc, assets meet DSCR requirements.  Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution.  Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Disagree, Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible  - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached proceeds from cash out refinance XXXX Loan # XXXX (-78,093.30) REO XXXX  (-93,920.71) REO XXXX  - Seller-02/XX/2026
																									Resolved-Received final cash out CDs and confirmation of business funds considered. Down payment and reserves acceptable. - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - Qualifying FICO score is at least 20 points above minimum for program Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	N/A	N/A	7498028
150	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-06 15:21	2026-02-20 12:35	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received CD. Upon further review documentation meet guideline requirement. - Due Diligence Vendor-03/XX/2026
Ready for Review-Document Uploaded. Please see attached REO 328.5 W - XXXX Loan # xxx (-78,076.32), REO xxx.  2509050247  (-93,900.15). Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
Counter-CD's provided do not appear to be PCCD's.  328 1/2 CD is incomplete. xxxdoes not reflect an Issued Date.  - Due Diligence Vendor-02/XX/2026
Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution.  Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
Counter-CD's provided are estimates.  Please provide the Final Closing Disclosures with a disbursement date at or prior to closing. - Due Diligence Vendor-02/XX/2026
Ready for Review-Disagree, Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible
 - Seller-02/XX/2026
Counter-Finding remains..Client provide CD for both properties however they are not signed. Provide fully executed CD's for both properties below - Due Diligence Vendor-02/XX/2026
Ready for Review-Document Uploaded. Please see attached proceeds from cash out refinance XXXX Loan # 2509050225 (-78,093.30) REO xxx and #2509050247  (-93,920.71) REO xxx  - Seller-02/XX/2026
Open-Total Qualified Assets Post-Close amount is '$-171711.64'. Assets are Insufficient. Short funds to close and reserves - Provide verification of proceeds from cash out refinance of other REO properties. XXXX Loan # 50225 and #50247 - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached REO XXXX - XXXX Loan # XXXX (-78,076.32), REO XXXX (-93,900.15). Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution.  Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible - Seller-02/XX/2026
 Ready for Review-Disagree, Post close CDs are the most updated numbers, and not required to be signed. Please expedite this to be cleared as soon as possible
 - Seller-02/XX/2026
 Ready for Review-Document Uploaded. Please see attached proceeds from cash out refinance XXXX Loan #XXXX (-78,093.30) REOXXXXand #XXXX  (-93,920.71) REOXXXX  - Seller-02/XX/2026
																									Resolved-Received CD. Upon further review documentation meet guideline requirement. - Due Diligence Vendor-03/XX/2026	LTV is less than guideline maximum - Qualifying FICO score is at least 20 points above minimum for program Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	N/A	N/A	7497662
150	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-06 14:30	2026-02-18 13:17	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Mortgage Releases. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached releases of Mtgs - Seller-02/XX/2026 Open-Property Title Issue EVIDENCE BOTH BLANKET MORTGAGE ON THIS PROPERTY HAVE BEEN SATISFIED. CD IS ONLY SHOWING #14 WITH THE ORIGINAL LOAN AMOUNT OF $XX ON TITLE BEING PAID. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached releases of Mtgs - Seller-02/XX/2026	Resolved-Received Mortgage Releases. - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - Qualifying FICO score is at least 20 points above minimum for program Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	OH	Investment	Refinance	Cash Out - Other	N/A	N/A	7496224
177	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-09 13:46	2026-02-24 14:16	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Client provided Fraud Report that reflects xxx and xxx, cleared - Due Diligence Vendor-02/XX/2026

Ready for Review-Document Uploaded. Please see attached Final DV -Loan Participant Analysis -including xxx under non-borrowing spouse and xxx xxx under non-obligated borrower  shows no matches. Used non-borrowing spouse since Data  Verify only allows one non-obligated borrower. Please clear this finding.  - Seller-02/XX/2026

Counter-xxx and xxxsigned the mortgage which is part of the loan transaction. Finding remains. - Due Diligence Vendor-02/XX/2026

Ready for Review-Please be advised that exclusionary list screening requirements apply only to active participants in the loan transaction (e.g., borrowers, sellers, real estate agents, loan officers, brokers, and other parties involved in the origixxx and closing process).

xxx and xxx are non-borrowing title holders only and are not active participants in the loan transaction. Therefore, exclusionary list screening is not required for these individuals.

Based on this clarification, we respectfully request that this finding be cleared. - Seller-02/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Non borrowing Title holders xxx and xxx Not Checked with Exclusionary Lists - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached Final DV -Loan Participant Analysis -including XXXX under non-borrowing spouse and XXXX under non-obligated borrower shows no matches. Used non-borrowing spouse since Data Verify only allows one non-obligated borrower. Please clear this finding. - Seller-02/XX/2026
 Ready for Review-Please be advised that exclusionary list screening requirements apply only to active participants in the loan transaction (e.g., borrowers, sellers, real estate agents, loan officers, brokers, and other parties involved in the origixxx and closing process).

XXXX and XXXX are non-borrowing title holders only and are not active participants in the loan transaction. Therefore, exclusionary list screening is not required for these individuals.

Based on this clarification, we respectfully request that this finding be cleared. - Seller-02/XX/2026
																									Resolved-Client provided Fraud Report that reflects XXXX and XXXX, cleared - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746 Months Reserves exceed minimum required - 9 months required - borrower has 23.13 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA	N/A	N/A	7521456
177	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-09 13:46	2026-02-11 17:37	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/XX/2026
Ready for Review-This is a Non-QM loan. The XX account ending #XX is held in the name of XX The account statement clearly identifies XX as Trustee, which confirms that the borrower has full access and control of the funds. As the borrower is the trustee of a revocable living trust, additional documentation regarding access to funds is not required. The asset is acceptable as presented. Please clear this finding. - Seller-02/XX/2026
																							Open-Asset Qualification Does Not Meet Guideline Requirements XX is in the name of XX. Document the conditions under which the borrower has access to the funds. - Due Diligence Vendor-02/XX/2026	Ready for Review-This is a Non-QM loan. The XXXX account ending #XXXX is held in the name of The XXXX. The account statement clearly identifies XXXX as Trustee, which confirms that the borrower has full access and control of the funds. As the borrower is the trustee of a revocable living trust, additional documentation regarding access to funds is not required. The asset is acceptable as presented. Please clear this finding. - Seller-02/XX/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746 Months Reserves exceed minimum required - 9 months required - borrower has 23.13 months			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA	N/A	N/A	7521444
177	XXXX		XXXX	D	A	D	A	A	A	A	A	Closed	xxx	2026-02-09 12:48	2026-02-11 17:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached CA SOS Business Search for XX showing run date of 2-09-26. - Seller-02/XX/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing 3rd party VOE prior to close is missing for XX The CA Secretary of State printout provided is not dated. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached CA SOS Business Search forXXXX showing run date of XX/XX/XXXX. - Seller-02/XX/2026	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746 Months Reserves exceed minimum required - 9 months required - borrower has 23.13 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA	N/A	N/A	7519719
147	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-09 14:44	2026-02-12 17:17	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received Business Purpose Affidavit. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. Provide missing cash out letter. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/XX/2026	Resolved-Received Business Purpose Affidavit. - Due Diligence Vendor-02/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 770. Required is 700 Borrower has 770 Months Reserves exceed minimum required - Reserves in the amount of 34.4; guideline min is 6 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	7522573
234	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NC	Investment	Refinance	No Cash Out - Borrower Initiated
212	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Primary Residence	Purchase	NA
200	XXXX		XXXX	C	A	C	A	A	A	A	A	Closed	xxx	2026-02-12 16:59	2026-02-17 17:20	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received evidence of CD reflecting sufficient reserves. - Due Diligence Vendor-02/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026 Open-Audited Reserves of 0.88 month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/XX/2026	Resolved-Received evidence of CD reflecting sufficient reserves. - Due Diligence Vendor-02/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 747		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	VA	Investment	Purchase	NA	N/A	N/A	7594622
173	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA
166	XXXX		XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	CA	Second Home	Purchase	NA